Registration No. 333-82865
Registration No. 811-09447

As filed with the Securities and Exchange Commission on November 9, 2009

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                     ☒

Pre-Effective Amendment No.                                                                                                                        ☐
Post-Effective Amendment No.11                                                                                                                  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14                                                                                                                                      ☒

(Check appropriate box or boxes)

JACOB INTERNET FUND INC. (Exact Name of Registrant as Specified in Charter)

c/o Jacob Asset Management of New York, LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
(Address of Principal Executive Offices) (Zip Code)

(212) 698-0700
(Registrant's Telephone Number, including Area Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York, LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
(Name and Address of Agent for Service of Process)

With Copies to:

Michael P. O’Hare, Esq. Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Approximate Date of Public Offering: As soon as possible after effectiveness

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☐    on (date) pursuant to paragraph (b) of Rule 485
☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐    on (date) pursuant to paragraph (a)(1) of Rule 485
☒   75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 ☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of adding two new series of shares, designated as the Jacob Small Cap Growth Fund and the Jacob Wisdom Fund. The prospectus and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

Jacob Small Cap Growth Fund

a series of Jacob Internet Fund Inc.

Prospectus [ ], 2009

     This Prospectus contains important information about the fund. For your own benefit and protection, please read it before you invest, and keep it for future reference.

Investment Adviser

Jacob Asset Management of New York LLC

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the prospectus. Any representation to the contrary is a criminal offense.

Summary	Redemption of Fund Shares
Fees and Expenses	Pricing of Fund Shares
Investment Objective, Principal	Dividends and Distributions
Investment
Strategies and Related Risks	Tax Consequences
Management, Organization and Capital	Distribution Arrangements
Structure
Purchase of Fund Shares	Financial Highlights

NOTICE OF PRIVACY POLICY

We collect the following nonpublic personal information about you:

  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

SUMMARY

Investment Objective

The Fund’s investment objective is long-term growth of capital. There is no assurance that the Fund will achieve its investment objective. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Russell 2000® Growth Index at the time of purchase. The market capitalization range of the Russell 2000® Growth Index as of [ ], 2009 was $[ ] to $[ ].

The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities such as preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, real estate investment trusts. Equity securities generally represent an ownership interest in a company and their value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. The Fund’s investment adviser, Jacob Asset Management of New York LLC (the “Adviser”), expects to select investments for the Fund in companies that are broadly diversified over various industry groups.

The Adviser manages the Fund’s portfolio in an aggressive growth style with the objective of achieving superior market returns. The Adviser believes that investments in small capitalization companies can have greater earnings and sales growth potential than larger capitalized companies and can offer substantial opportunities for long-term growth of capital. The Adviser’s overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects and whether it has an above-average potential for long-term growth of capital. Specifically, the Adviser looks for companies with strong balance sheets (financial strength) and high profit margins, sales and earnings growth which, over a business cycle, can be expected to produce high levels of free cash flow. Further, the Advisor seeks companies with strong management teams that can capitalize on catalysts for growth and competitive advantages such as superior products and favorable industry, economic and political trends. While trying to maximize the growth potential of the Fund’s portfolio of investments, the Advisor also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.

The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer. The Fund’s foreign investments may include securities of companies in emerging market countries, so that the Fund has the flexibility to take full advantage of investment opportunities in small capitalization

2

companies. The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies.

The Fund generally seeks to purchase securities as long-term investments, but the Adviser will sell or reduce holdings when a company fails to meet its expectations with regard to potential growth, addressable market, margin erosion, management changes or price considerations. The Fund may employ rapid trading strategies to capture incremental increases in the prices of securities, to protect against downside risk and to enhance the Fund’s return.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments. There may be times, however, when the Fund attempts to respond to unfavorable market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Principal Risks

Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the Fund’s net asset value and total return.

  The value of the Fund’s shares and the securities held by the Fund can each decline in value. Even when the stock market in general is rising, the stocks selected by the Adviser may decline. Prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. You could lose money that you invest in the Fund.
  Investments in small capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Small cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
  The risks of investing in foreign companies can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer

3

  or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
  [The Fund’s frequent trading strategy increases portfolio turnover. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders either as gains or as taxable income.

Disclosure of Portfolio Holdings. The Fund expects to publicly disclose 100% of its portfolio holdings on its website no earlier than 30 days after each calendar quarter end. The Fund also intends to disclose its top 25 holdings on a monthly basis on its website no earlier than 30 days after the month end, along with information regarding the percentage of the portfolio that each holding comprises. A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Who May Want to Invest in the Fund

The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a fund seeking long-term growth of capital and investing in the small capitalization growth sector. Investors should consider their investment goals, their time horizon for achieving them, and their tolerance for risks before investing in the Fund. If you seek an aggressive approach to capital growth and can accept the above average level of price fluctuations that this Fund is expected to experience, this Fund could be an appropriate part of your overall investment strategy. The Fund should not represent your complete investment program or be used for short-term trading purposes.

4

Performance Information

Performance information is not available because the Fund had not commenced operations as of the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee*	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	2.33%
Total Annual Fund Operating Expenses	3.58%
Less Management Fee Waiver**	(0.90)%
Net Annual Fund Operating Expenses***	2.68%

*	A redemption fee is imposed on shares sold within 90 days following their purchase date. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell your shares or if your shares are involuntarily redeemed. The fee will be retained by the Fund and generally withheld from redemption proceeds. For more details, see the redemption fee information in the “Market Timing Policy” section beginning on page [ ]. There is also a fee (currently $15) imposed on redemption proceeds sent by wire.
**	The Adviser has contractually agreed for a period of two years following the reorganization that commenced its operations, to waive its advisory fees in an amount up to an annual rate of 0.90% of the average daily net assets, to the extent that the Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 2.45% of average daily net assets. Pursuant to its fee waiver agreement with the Fund, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund's expense level to exceed 2.45%. Please note that the maximum waiver is 0.90%, which means that it is possible that the Fund’s overall expenses could exceed 2.45%.
***	Please note that the percentage of Annual Fund Operating Expenses shown are based on estimated amounts and on the amount of assets expected to transfer into the Fund as a result of the reorganization of the Rockland Small Cap Growth Fund into the Fund. If the Fund’s average annual net assets during the current fiscal year are lower, the Fund’s expense ratio would be higher than that shown above.

5

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Adviser. Jacob Asset Management of New York LLC (the “Adviser”), a federally registered investment adviser, is a Delaware limited liability company with its principal office located at 653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266. Pursuant to the Investment Advisory Agreement for the Fund, the Adviser manages the Fund’s portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general supervision of the Fund’s Board of Directors. The Adviser is also responsible for overseeing the performance of the Fund’s administrator and other service providers. The Adviser also serves as the investment adviser to the other series of Jacob Internet Funds Inc.: the Jacob Internet Fund, and the Jacob Wisdom Fund.

Ryan I. Jacob is the Chief Portfolio Manager of the Fund, and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Jacob is the founder and Chief Executive Officer of JAM, as well as President of Jacob Internet Fund Inc. He has served as Chief Portfolio Manager of the Jacob Internet Fund since its inception in 1999. Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 20, 1997 through June 24, 1999. Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998. Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998. Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994. Mr. Jacob, a graduate of Drexel University, has over 17 years of investment experience.

Francis J. Alexander is an assistant portfolio manager of the Fund, and assists Mr. Jacob in the management of the Fund’s assets and securities. Mr. Alexander also is an assistant portfolio manager of the Jacob Internet Fund. He was Chief Portfolio Manager of The Internet Fund, Inc. from October 21, 1996 (inception) through December 19, 1997 and thereafter was a portfolio manager of that fund while Mr. Jacob served as Chief Portfolio Manager. Mr. Alexander was a portfolio manager with Lepercq, de Neuflize & Co. Inc. from May 1998 to March 2002. He has served as President of Alexander Capital Management, Inc. since 1985. Mr. Alexander received his Bachelor of Arts from Notre Dame University and his Master of Business Administration from St. John’s University. Mr. Alexander has over 37 years of investment experience.

6

Darren Chervitz is the Director of Research for JAM. Mr. Chervitz’s responsibilities include providing research to assist the portfolio managers in their selection of securities for the Jacob funds. Prior to his employment with JAM, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999. Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

Adviser’s Fees. Pursuant to the terms of the Investment Advisory Agreement, the Adviser receives a monthly advisory fee equal to an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed, through [ ], to waive its advisory fees in an amount up to an annual rate of 0.90% of the average daily net assets, to the extent that the Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 2.45% of average daily net assets for the Fund. Pursuant to its fee waiver agreement with the Fund, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund's expense level to exceed 2.45%.

A discussion regarding the basis for the board of directors approving the Investment Advisory Agreement for the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

PURCHASE OF FUND SHARES

The Fund sells (and redeems) its shares on a continuous basis at net asset value (“NAV”) and does not apply any front-end or back-end sales charges. A completed application must be submitted to the Fund, along with payment of the purchase price by check or wire. Your purchase will be calculated at the next determined NAV after U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) receives and accepts your order.

Shares of the Fund have not been registered for sale outside the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Fund has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Fund is required to obtain the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA Patriot Act):

  Full name
  Date of birth (individuals only)

7

  Social Security or tax identification number
  Permanent street address (Addresses containing only a P.O. Box will not be accepted)
  Accounts opened by entities, such as corporations, companies or trusts, will require additional documentation

Please note that if any information listed above is missing, your application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act, the Transfer Agent will verify the information on your application as part of the Fund’s Anti-Money Laundering Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-888-Jacob-fx (1-888-522-6239).

Minimum Investments. To purchase shares, you need to invest at least $2,500 initially. Investments made under the Uniform Gift to Minor’s Act, an IRA account, 401(k) plan, other retirement accounts, or when establishing an Automatic Investment Plan need to invest only $1,000 to start. Once you have an account with the Fund, you may make additional investments in amounts as low as $100.

The Fund reserves the right to vary the initial and subsequent minimum investment requirements at any time, to reject any purchase or exchange request, or to suspend the offering of its shares at any time.

Market Timing Policy

The Fund prohibits short-term or excessive trading, often referred to as “market timing.” Market timing may interfere with the efficient management of the Fund’s portfolio, materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Some securities in which the Fund has authority to invest, such as foreign securities or thinly traded securities, could subject the Fund to additional market timing risks as described below. In order to reduce the risks of market timing, the Fund will take steps to deter and detect short-term or excessive trading pursuant to the Fund’s market timing policies as described in this prospectus and approved by the Board.

A short-term trading redemption fee is assessed on any Fund shares, except those shares received from reinvested distributions, in a Fund account that are sold (by redemption, whether voluntary or involuntary) within 90 days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and the shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds.

The redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. The redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against an investor’s account. A shareholder is subject to the 2% redemption fee whether they are a direct shareholder of the Fund or investing indirectly in the Fund through a financial intermediary such as a broker-dealer, an investment adviser, an administrator or trustee of an IRS

8

recognized tax-deferred savings plan, such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund’s redemption fee on the Fund’s behalf from their customers’ accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems’ requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin assessing the redemption fee from their customers who invest in the Fund. To the extent required by applicable regulation, the Fund or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. Shareholders investing in Fund shares through a financial intermediary should contact their financial intermediary (or, in the case of a 401(k) retirement plan, the plan sponsor) for more information on any differences in how the redemption fee is applied to investments in the Fund.

In addition, the Adviser monitors shareholder transactions into and out of the Fund to identify activity that could be deemed to be ‘market timing.’ If the Fund or its agents conclude that a shareholder’s trading may be detrimental to the Fund, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases and redemptions. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

Shareholders are subject to the market timing policy whether they are direct shareholders of the Fund or investing indirectly in the Fund through a financial intermediary such as a broker-dealer, an investment adviser, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with the Fund for trading on behalf of its customers.

While the Fund will monitor certain transactions through financial intermediaries and encourage financial intermediaries to apply the Fund’s market timing policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s market timing policy with respect to customers of financial intermediaries. More specifically, unless the financial intermediaries have the ability to apply the Fund’s market timing policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s market timing policy.

Although these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in omnibus accounts. While the Fund will seek to take actions (directly and with the assistance of financial

9

intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be completely eliminated.

The Fund also has the authority to invest in foreign securities that are traded on foreign exchanges or securities that are thinly traded. To the extent the Fund invests in these types of securities, the Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of a fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as ‘arbitrage market timing.’ For example, the Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund sets its NAV. If an event that affects the value of that foreign security occurs prior to the time that the Fund sets its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund sets its NAV. Likewise, if a security is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund sets its NAV. There is the possibility that such ‘arbitrage market timing’ trading, under certain circumstances, may dilute the value of the Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Fund has procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate fair market value of the security.

How To Open An Account:

By Mail

Complete and sign the New Account Application and make a check payable to Jacob Internet Fund Inc.

$2,500 minimum.

$1,000 minimum for IRA, UGMA,

401K, other retirement accounts, and accounts establishing an Automatic Investment Plan.

The Fund may, but is not required to, accept initial investments below the minimums.

Mail to: JACOB INTERNET FUND INC. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Overnight or Express Mail to: JACOB INTERNET FUND INC. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

All purchases by check should be in U.S. dollars drawn on a U.S. financial institution. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, credit card checks, Treasury checks, traveler’s checks or starter checks for the purchase of shares. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

10

NOTE: The Transfer Agent charges a $25 fee for any returned checks. You will be responsible for any losses suffered by the Fund as a result.

By Wire

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone at 1-888-Jacob-fx to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number.

Your purchase request should be wired through the Federal Reserve Bank as follows:

U.S. Bank, N.A. 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202 ABA Number: 075000022	Credit: U.S. Bancorp Fund Services, LLC Account Number: 112-952-137 Further credit: Jacob Internet Fund Inc. Your account name and account number

Wired funds must be received prior to 4:00 p.m. (Eastern time) to be eligible for same day pricing. The Fund and US Bank, N.A. are not responsible for the consequence of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

How To Purchase Additional Shares:

By Mail

You may add to your account at any time by mailing the remittance form which is attached to your individual account statement along with any subsequent investments. All requests must include your account registration number in order to assure that your funds are credited properly.

By Wire

Before sending your wire, please contact the Transfer Agent at 1-866-Jacob-fx to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Please follow the wiring instructions detailed in the earlier section How To Open An Account.

By Telephone

If you have completed the appropriate section of the New Account Application or if you make subsequent arrangements in writing, you may purchase additional shares by telephoning the Fund toll-free at 1-888-Jacob-fx. This option allows investors to move money from their predesignated bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

11

To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, the Transfer Agent must receive your order before the close of regular trading on that date. You may not use telephone transactions for your initial purchase of Fund shares.

The Fund may alter, modify or terminate the telephone purchase option at any time. The minimum amount that can be transferred by telephone is $100. For more information about telephonic transactions, please call the Fund at 1-888-Jacob-fx.

By Internet

This option allows you to purchase additional shares directly through the Fund’s website at www.JacobInternet.com. To choose this option, complete the appropriate section of the New Account Application or make subsequent arrangements by submitting a written request. Only bank accounts held at a domestic institution which is an ACH member may be used for Internet transactions.

To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, the Transfer Agent must receive your order before the close of regular trading on that date. You may not use Internet transactions for your initial purchase of Fund shares.

The Fund may alter, modify or terminate the Internet purchase option at any time. The minimum amount that can be transferred by Internet is $100. For more information about Internet transactions, please call the Fund at 1-888-Jacob-fx.

By Automatic Investment Plan

You may purchase additional shares of the Fund in amounts of $100 or more through an Automatic Investment Plan which allows monies to be deducted directly from your checking, savings or bank money market accounts to invest in the Fund. You may make automatic investments on a weekly, monthly, bi-monthly (every other month) or quarterly basis.

You are eligible for this plan if your bank account is maintained at a domestic financial institution which is an ACH member. If your financial institution rejects your payment, a $25 fee will be charged to your account.

Any change to or termination of your Automatic Investment Plan should be made 5 days prior to the effective date by contacting the Transfer Agent at 1-866-Jacob-fx.

The Fund may alter, modify or terminate the Automatic Investment Plan at any time. For information about participating in the Automatic Investment Plan, please call the Fund at 1-888-Jacob-fx.

Investing Through Brokers or Agents. You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. Investors may be charged a separate fee by a broker or agent. The broker or agent may also set their own initial and subsequent investment minimums.

Retirement Plans. Shares of the Fund are available for use in tax-deferred retirement plans such as:

12

  IRAs,
  employer-sponsored defined contribution plans (including 401(k) plans), and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

For more information on IRA accounts and to receive an IRA application and disclosure statement, please call 1-888-Jacob-fx.

Receipt of Orders. Shares may only be purchased on days the Fund is open for business (generally the same days that the New York Stock Exchange is open for business). If you are paying with federal funds (wire), your order will be considered received when U.S. Bank, N.A. receives the federal funds. When making a purchase request in writing, make sure your request is in good order. “Good order” means your letter of instruction includes:

  the name of the Fund
  the dollar amount of shares to be purchased
  purchase application or investment slip
  check payable to Jacob Internet Fund Inc.

Timing of Requests. All requests received and accepted by the Transfer Agent before 4:00 p.m. (Eastern time) will be executed on that same day. The Fund or its service providers have also entered into arrangements authorizing certain financial intermediaries (or their agents) to accept purchase and redemption orders for Fund shares. Purchases through an authorized intermediary or agent will be executed on the same day, provided the authorized intermediary or agent receives and accepts the order before 4:00 p.m. Requests received after 4:00 p.m. by the Transfer Agent or an authorized intermediary or agent will be processed at the next determined NAV on the following business day.

REDEMPTION OF FUND SHARES

When Redemption Proceeds Are Sent to You: You may redeem your shares on any day the Fund is open for business (generally the same days that the New York Stock Exchange is open for business). Once the Transfer Agent or an authorized intermediary or agent receives and accepts your redemption request, your request will be processed at the next determined NAV. If you purchase shares by check or ACH transfer and request a redemption soon after the purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase has cleared (usually within 10 days). If you make a purchase by check or ACH transfer that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.

A redemption request received and accepted before 4:00 p.m. (Eastern time) will normally be sent to the bank account of record or mailed to your address of record on the following business day. Credit for redemption proceeds sent via ACH transfer may not be available for 2 business days thereafter. In no event will proceeds be wired, mailed or transferred through the ACH

13

system more than 7 days after the Transfer Agent receives and accepts a redemption request. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Fund is not responsible for interest on redemption amounts due to lost or misdirected mail.

The Fund and the Transfer Agent each reserve the right to refuse a wire, telephone or Internet redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire, telephone or Internet may be modified or terminated at any time by the Fund.

How To Redeem Shares:

By Mail

Send written redemption requests to:

Jacob Internet Fund Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to the Transfer Agent and the effective date of redemption will be delayed until the request is received by the Transfer Agent.

The Fund cannot honor any redemption requests with special conditions or which specify an effective date other than as provided above.

When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:

  the name of the Fund
  the number of shares or the dollar amount of shares to be redeemed •
  the account registration number
  signatures of all registered shareholders exactly as the shares are registered with signature(s) guaranteed if applicable (see page 20)

Account		Signature
Registration		Requirements
Individual, Joint Tenants, Sole Proprietorship,		Redemption requests must be signed by all person(s)
Custodial (UGMA), General Partners		required to sign for the account, exactly as it is
registered.
Corporations, Associations		Redemption request and a corporate resolution,
signed by person(s) required to sign for the account,
accompanied by signature guarantee(s).
Trusts		Redemption request signed by the Trustee(s), with a
signature guarantee. (If the Trustee’s name is not

14

registered on the account, a copy of the trust document certified within the past 60 days is also required.)

By Internet

If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing the Fund by telephone at 1-888-Jacob-fx. You must redeem at least $100 for each telephone redemption. Redemption requests for amounts exceeding $50,000 generally must be made in writing. A signature guarantee may be required of all shareholders in order to change telephone redemption privileges.

By Internet

If you are set up to perform Internet transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 through the Fund’s website at (www.JacobInternet.com). You must redeem at least $100 for each Internet redemption. Redemption requests for amounts exceeding $50,000 must be made in writing. A signature guarantee is required of all shareholders in order to change Internet redemption privileges.

By Systematic Withdrawal Plan

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Fund’s systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the withdrawal schedule you select. To select the systematic withdrawal option, you must check the appropriate box on the New Account Application. The minimum systematic withdrawal amount is $100. A check will be issued to the Address of Record or you can choose to have the proceeds transferred from your Fund account to the account you choose on your account application form. Your bank must be a member of the Automated Clearing House network (ACH). You may change your payment amount or terminate your participation by contacting the Transfer Agent at 1-866-jacob-fx 5 days prior to the effective date.

If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.

For further details about this service, see the New Account Application or call the Fund at 1-888-Jacob-fx.

Electronic Transfers. The proceeds of a redemption can be sent directly to your bank account via wire or ACH transfer. You can elect these options by completing the appropriate section of the New Account Application or making subsequent arrangements in writing. In order to arrange for redemption by wire or ACH transfer after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address listed above. If the proceeds are sent by wire, the Transfer Agent will

15

assess a wire fee (currently $15). If money is moved via ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per transfer.

In order to arrange for a redemption by wire or ACH transfer, or to change the bank account designated to receive redemption proceeds after an account has been opened, a written request must be sent to the Fund at the address listed in the section on How To Open An Account. A signature guarantee may be required. The request should be received no later than 5 days prior to the effective date of the transaction.

Telephone/Internet Requests. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone or Internet instructions for redemptions that are reasonably believed to be genuine. The Fund will use reasonable procedures to attempt to confirm that all telephone and Internet instructions are genuine such as requesting that a shareholder provide:

Telephone • the name in which the account is registered, and • the Fund account number and his/her social security number.	Internet • the Fund account number and social security number, and • his/her Personal Identification Number (PIN) which can be established on the website.

If the Fund fails to follow these reasonable procedures, it may be liable for any loss due to unauthorized or fraudulent transactions. Telephone and Internet redemptions may be difficult during periods of drastic economic or market changes. If you are unable to contact the Fund by telephone or Internet, you may also redeem shares by mail following the instructions above. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be cancelled or modified.

IRA Redemptions. If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact the Transfer Agent in advance: 1-888-Jacob-fx.

Signature Guarantees. Signature guarantees generally are needed:

  For redemptions requests over $50,000
  When redemption proceeds are sent to any person, address or bank account not on record
  If ownership is changed on your account
  For written requests to wire redemption proceeds (if not previously authorized on the account)

16

  When establishing or modifying certain services on an account
  If a change of address was received by the Transfer Agent within the last 15 days

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. Call the Fund at 1-888-Jacob-fx for more information.

Redemptions In-Kind. If your redemption request exceeds the lesser of $250,000 or 1% of the NAV (an amount that would affect Fund operations), the Fund reserves the right to make a “redemption in-kind.” A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method as the Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions in order to sell the securities received from the Fund. In-kind payments do not have to constitute a cross section of the Fund’s portfolio. The Fund will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and your basis in the Fund shares redeemed.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $2,500, or $1,000 for IRA, UGMA, 401K, other retirement accounts and accounts with an Automatic Investment Plan, other than as a result of a decline in the value per share of the Fund, requesting that you bring the account back up to the required minimum or close it out. If you do not respond to the request within 30 days, the Fund may close your account and send you the proceeds.

EXCHANGE OF FUND SHARES

[Description to be Inserted]

PRICING OF FUND SHARES

How NAV is Determined. The NAV is equal to the value of the Fund’s securities, cash and other assets less all expenses and liabilities divided by the number of shares outstanding. The NAV is determined once daily on Monday through Friday as of the close of business of the New York Stock Exchange (generally 4 p.m., Eastern Standard time) on each day that the Fund is open (generally, the same days that the New York Stock Exchange is open). If the New York Stock Exchange closes at a different time, or if an emergency exists, the NAV may be calculated at a different time. The Fund does not determine NAV on the following holidays:

17

• New Year’s Day	• Good Friday	• Labor Day
• Martin Luther King, Jr. Day	• Memorial Day	• Thanksgiving Day
• Presidents’ Day	• Independence Day	• Christmas Day

The Fund’s portfolio securities traded on exchanges are valued each day at the last reported sales price on each security’s principal exchange, except those traded on the Nasdaq National Market and Capital Market exchanges (‘‘Nasdaq’’). Securities traded on the Nasdaq will be valued at the Nasdaq Official Closing Price. If market quotations are not readily available or not reliable, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund will also value a security at fair value if a significant event that materially affects the value of the security occurs after the last available sale price of the security, but before the Fund calculates its NAV.

The fair value procedures are also used to limit the Fund’s possible exposure to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares. For example, if the Fund holds a portfolio security traded on a foreign exchange that closes prior to the time that the Fund sets its NAV and an event that may effect the value of that foreign security occurs after the foreign market close, the Adviser will review the closing price of the foreign security on the foreign exchange to determine whether the price at the foreign market close accurately reflects the fair market value of the foreign security at the time that the Fund sets its NAV. If the Adviser determines the price at the foreign market close does not accurately reflect the fair market value of the foreign security when the Fund sets its NAV, the Adviser will take steps to determine the fair market value of the security.

To the extent that the Adviser determines the fair market value of a security, it is possible that the fair market value determined by the Adviser will not exactly match the market price of the security when the security is sold by the Fund. The Fund may use independent pricing services to assist in calculating the NAV. In addition, if the Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Fund does not price its shares, the NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. For a discussion of the taxation of dividends or distributions, see “Tax Consequences.”

18

The net investment income of the Fund for each business day is determined immediately prior to the determination of NAV. Shares of the Fund earn dividends on the business day their purchase is effective but not on the business day their redemption is effective.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Choosing A Distribution Option. A shareholder may elect to receive distributions of dividends and/or capital gains in cash or to have such distributions reinvested in additional shares of the Fund. Both dividends and capital gains will be automatically reinvested in additional shares of the Fund unless the investor has elected to receive either type of distribution in cash.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

TAX CONSEQUENCES

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid by the Fund may be designated as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

Sales And Redemption Of Fund Shares. When you sell or redeem your shares in the Fund, you may realize a capital gain or loss.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

19

Other Tax Information. Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. While the Fund does not generally sell shares to investors residing outside the United States, any non-U.S. investors that did acquire shares may be subject to U.S. withholding at a 30% or lower treaty tax rate and estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

DISTRIBUTION AND SERVICING ARRANGEMENTS

Distributor and 12b-1 Plan. Quasar Distributors, LLC (the “Distributor”) has entered into an agreement with the Fund to serve as the Fund’s distributor. The Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan permitted by Rule 12b-1. Pursuant to the Plan, the Fund make payments to the distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Fees paid under the Plan may not be waived for individual shareholders.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their provision of specialized purchase and redemption procedures. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than it is to investors who invest in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

20

FINANCIAL HIGHLIGHTS

The financial highlights information presented for the Fund is the financial history of the Fund’s predecessor, the Rockland Small Cap Growth Fund series of the Rockland Funds Trust (the "Predecessor Fund"), which has been reorganized into the Fund. The financial highlights table is intended to help you understand the Predecessor Fund's financial performance for the fiscal years ended September 30, 2004, 2005, 2006, 2007, 2008 and 2009. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single share of the Predecessor Fund. Information for the fiscal years shown has been audited by KPMG LLP, whose report, along with the Predecessor Fund's financial statements, is included in the Predecessor Fund's most recent annual report. The Predecessor Funds' most recent annual and semi-annual reports are available upon request. Per share data for a share of common stock outstanding for the entire period are as follows:

[Insert financial highlights]

21

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent and Dividend Agent U.S. Bancorp Fund Services, LLC	.

Underwriter and Distributor
Quasar Distributors, LLC

Custodian	Jacob Small Cap Growth Fund
U.S. Bank, N.A.	a series of Jacob Internet Fund Inc.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public Accounting Firm
[__________________]

[Insert Jacob Small Cap Growth Fund graphic]

A Statement of Additional Information (SAI), dated [ ],
2009 and the Fund’s Annual and Semi-Annual Reports include
additional information about the Fund and its investments and are incorporated by reference into this Prospectus. The Fund’s
Annual Report will contain a discussion of the market
conditions and investment strategies that significantly affected the Fund’s performance during its prior fiscal year. You may obtain the SAI and the Annual and Semi-Annual Reports
(when available) without charge on the Fund’s website
(www.jacobinternet.com) or by calling the Fund at 1-888-
jacob-fx. To request other information or to make inquiries, please call your financial intermediary or the Fund. The
Fund’s SAI is incorporated by reference into this Prospectus.

A current SAI has been filed with the Securities and Exchange	Prospectus
Commission. You may visit the Securities and Exchange
Commission’s Internet website (www.sec.gov) to view the
SAI, material incorporated by reference and other information on the EDGAR database. These materials can also be
reviewed and copied at the Commission’s Public Reference
Room in Washington, DC. Information on the operation of the
Public Reference Room may be obtained by calling the
Commission at 1-202-942-8090. In Prospectus addition,
copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the
Commission, Washington, DC 20549-0102 or sending an e-
mail to publicinfo@sec.gov.

Jacob Asset Management of New York LLC 1-888-Jacob-fx (522-6239) www.jacobinternet.com

Jacob Wisdom Fund

a series of Jacob Internet Fund Inc.

Prospectus [ ], 2009

     This Prospectus contains important information about the fund. For your own benefit and protection, please read it before you invest, and keep it for future reference.

Investment Adviser

Jacob Asset Management of New York LLC

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the prospectus. Any representation to the contrary is a criminal offense.

Summary	Redemption of Fund Shares
Fees and Expenses	Pricing of Fund Shares
Investment Objective, Principal	Dividends and Distributions
Investment
Strategies and Related Risks	Tax Consequences
Management, Organization and Capital	Distribution Arrangements
Structure
Purchase of Fund Shares	Financial Highlights

NOTICE OF PRIVACY POLICY

We collect the following nonpublic personal information about you:

  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

SUMMARY

Investment Objective

The Fund’s investment objective is to maximize total investment return consisting of a combination of income and capital appreciation. There is no assurance that the Fund will achieve its investment objective. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in equity securities of U. S. companies of any size. The Fund may also invest up to 35% of its net assets in fixed income or debt securities to seek income. The Fund may gain exposure to foreign markets through the global operations of U.S. companies, or through direct investment in foreign companies. The Adviser will not invest more than 25% of the Fund’s net assets directly in foreign companies.

The Fund invests in securities of companies that the Adviser believes have the greatest potential for capital appreciation and income. The Adviser’s overall stock selections are based on an assessment of a company’s fundamental prospects. Specifically, the Adviser uses fundamental analysis to assess the quality, growth potential, financial strength and overall value of a company. While trying to maximize the capital appreciation potential of the Fund’s portfolio of investments, the Advisor also seeks to obtain securities for the Fund that are selling at reasonable prices.

The Fund maintains a diversified portfolio of investments consisting primarily of common stocks, and may also invest in other equity securities such as preferred stocks, securities convertible or exchangeable into common stock, rights, warrants, depository receipts or real estate investment trusts. Equity securities generally represent an ownership interest in a company and their value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. The Fund may also purchase depositary receipts, which are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign company.

The Fund generally seeks to purchase securities as long-term investments, but when circumstances warrant, securities may be sold without regard to the length of time they have been held to reduce risk or volatility or to respond to changing fundamental information.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, to seek income, or to maintain liquidity while seeking appropriate investments. There may be times, however, when the Fund attempts to respond to unfavorable market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

2

Principal Risks

Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund’s net asset value and total return, are listed below. .

  The value of the Fund’s shares and the securities held by the Fund can each decline in value. Even when the stock market in general is rising, the stocks selected by the investment adviser may decline. Prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. You could lose money that you invest in the Fund.
  The investment adviser may not be able to sell stocks at an optimal time or price.
  Investments in smaller capitalized companies may involve greater risks, as these companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.
  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
  Yields and principal values of fixed income securities (bonds) will fluctuate. Generally, values of fixed income securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. It is also possible that an issuer of a debt security owned by the Fund could default on interest and/or principal payments that are payable to the Fund.
  The risks of investing in foreign companies can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Disclosure of Portfolio Holdings. The Fund expects to publicly disclose 100% of its portfolio holdings on its website no earlier than 30 days after each calendar quarter end. The Fund also intends to disclose its top 25 holdings on a monthly basis on its website no earlier than 30 days after the month end, along with information regarding the percentage of the portfolio that each

3

holding comprises. A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Who May Want to Invest in the Fund

The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a fund seeking to maximize total investment return and investing in the equity securities of U.S. companies. Investors should consider their investment goals, their time horizon for achieving them, and their tolerance for risks before investing in the Fund. The Fund should not represent your complete investment program or be used for short-term trading purposes.

Performance Information

Performance information is not available because the Fund had not commenced operations as of the date of this Prospectus.

4

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee*	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	1.74%
Total Annual Fund Operating Expenses	2.59%
Less Management Fee Waiver**	(0.64%)
Net Annual Fund Operating Expenses***	1.95%

*	A redemption fee is imposed on shares sold within 90 days following their purchase date. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell your shares or if your shares are involuntarily redeemed. The fee will be retained by the Fund and generally withheld from redemption proceeds. For more details, see the redemption fee information in the “Market Timing Policy” section beginning on page [ ]. There is also a fee (currently $15) imposed on redemption proceeds sent by wire.
**	The Adviser has contractually agreed for a period of two years following the reorganization that commenced its operations, to waive its advisory fees in an amount up to an annual rate of 0.50% of the average daily net assets, to the extent that the Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 1.95% of average daily net assets. Pursuant to its fee waiver agreement with the Fund, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund's expenses to exceed 1.95%. Please note that the maximum waiver is 0.50%, which means that it is possible that the Fund’s overall expenses could exceed 1.95%.
***	Please note that the percentage of Annual Fund Operating Expenses shown are based on estimated amounts and on the amount of assets expected to transfer into the Fund as a result of the reorganization of the Wisdom Fund into the Fund. If the Fund’s average annual net assets during the current fiscal year are lower, the Fund’s expense ratio would be higher than that shown above.

5

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Adviser. Jacob Asset Management of New York LLC (the “Adviser”), a federally registered investment adviser, is a Delaware limited liability company with its principal office located at 653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266. Pursuant to the Investment Advisory Agreement for the Fund, the Adviser manages the Fund’s portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general supervision of the Fund’s Board of Directors. The Adviser is also responsible for overseeing the performance of the Fund’s administrator and other service providers. The Adviser also serves as the investment adviser to the other series of Jacob Internet Fund Inc.: the Jacob Internet Fund, and the Jacob Wisdom Fund.

Ryan I. Jacob is the Chief Portfolio Manager of the Fund, and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Jacob is the founder and Chief Executive Officer of JAM, as well as President of Jacob Internet Fund Inc. He has served as Chief Portfolio Manager of the Jacob Internet Fund since its inception in 1999. Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc. from December 20, 1997 through June 24, 1999. Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998. Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998. Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994. Mr. Jacob, a graduate of Drexel University, has over 17 years of investment experience.

Francis J. Alexander is an assistant portfolio manager of the Fund, and assists Mr. Jacob in the management of the Fund’s assets and securities. Mr. Alexander also is an assistant portfolio manager of the Jacob Internet Fund. He was Chief Portfolio Manager of The Internet Fund, Inc. from October 21, 1996 (inception) through December 19, 1997 and thereafter was a portfolio manager of that fund while Mr. Jacob served as Chief Portfolio Manager. Mr. Alexander was a portfolio manager with Lepercq, de Neuflize & Co. Inc. from May 1998 to March 2002. He has served as President of Alexander Capital Management, Inc. since 1985. Mr. Alexander received his Bachelor of Arts from Notre Dame University and his Master of Business Administration from St. John’s University. Mr. Alexander has over 37 years of investment experience.

6

Darren Chervitz is the Director of Research for JAM. Mr. Chervitz’s responsibilities include providing research to assist the portfolio managers in their selection of securities for the Jacob funds. Prior to his employment with JAM, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999. Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

Adviser’s Fees. Pursuant to the terms of the Investment Advisory Agreement, the Adviser receives a monthly advisory fee equal to an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has contractually agreed, for two years following the reorganization, to waive its advisory fees in an amount up to an annual rate of 0.50% of the average daily net assets, to the extent that the Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 1.95% of average daily net assets for the Fund. Pursuant to its fee waiver agreement with the Fund, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived.

A discussion regarding the basis for the board of directors approving the Investment Advisory Agreement for the Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

PURCHASE OF FUND SHARES

The Fund sells (and redeems) its shares on a continuous basis at net asset value (“NAV”) and does not apply any front-end or back-end sales charges. A completed application must be submitted to the Fund, along with payment of the purchase price by check or wire. Your purchase will be calculated at the next determined NAV after U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) receives and accepts your order.

Shares of the Fund have not been registered for sale outside the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Fund has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Fund is required to obtain the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA Patriot Act):

  Full name
  Date of birth (individuals only)

7

  Social Security or tax identification number
  Permanent street address (Addresses containing only a P.O. Box will not be accepted)
  Accounts opened by entities, such as corporations, companies or trusts, will require additional documentation

Please note that if any information listed above is missing, your application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act, the Transfer Agent will verify the information on your application as part of the Fund’s Anti-Money Laundering Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-888-Jacob-fx (1-888-522-6239).

Minimum Investments. To purchase shares, you need to invest at least $2,500 initially. Investments made under the Uniform Gift to Minor’s Act, an IRA account, 401(k) plan, other retirement accounts, or when establishing an Automatic Investment Plan need to invest only $1,000 to start. Once you have an account with the Fund, you may make additional investments in amounts as low as $100.

The Fund reserves the right to vary the initial and subsequent minimum investment requirements at any time, to reject any purchase or exchange request, or to suspend the offering of its shares at any time.

Market Timing Policy

The Fund prohibits short-term or excessive trading, often referred to as “market timing.” Market timing may interfere with the efficient management of the Fund’s portfolio, materially increase the Fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Some securities in which the Fund has authority to invest, such as foreign securities or thinly traded securities, could subject the Fund to additional market timing risks as described below. In order to reduce the risks of market timing, the Fund will take steps to deter and detect short-term or excessive trading pursuant to the Fund’s market timing policies as described in this prospectus and approved by the Board.

A short-term trading redemption fee is assessed on any Fund shares, except those shares received from reinvested distributions, in a Fund account that are sold (by redemption, whether voluntary or involuntary) within 90 days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and the shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds.

The redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. The redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against an investor’s account. A shareholder is subject to the 2% redemption fee whether they are a direct shareholder of the Fund or investing indirectly in the Fund through a financial intermediary such as a broker-dealer, an investment adviser, an administrator or trustee of an IRS

8

recognized tax-deferred savings plan, such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund’s redemption fee on the Fund’s behalf from their customers’ accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems’ requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin assessing the redemption fee from their customers who invest in the Fund. To the extent required by applicable regulation, the Fund or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. Shareholders investing in Fund shares through a financial intermediary should contact their financial intermediary (or, in the case of a 401(k) retirement plan, the plan sponsor) for more information on any differences in how the redemption fee is applied to investments in the Fund.

In addition, the Adviser monitors shareholder transactions into and out of the Fund to identify activity that could be deemed to be ‘market timing.’ If the Fund or its agents conclude that a shareholder’s trading may be detrimental to the Fund, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases and redemptions. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

Shareholders are subject to the market timing policy whether they are direct shareholders of the Fund or investing indirectly in the Fund through a financial intermediary such as a broker-dealer, an investment adviser, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan or a 529 college savings plan that maintains an omnibus account with the Fund for trading on behalf of its customers.

While the Fund will monitor certain transactions through financial intermediaries and encourage financial intermediaries to apply the Fund’s market timing policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s market timing policy with respect to customers of financial intermediaries. More specifically, unless the financial intermediaries have the ability to apply the Fund’s market timing policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s market timing policy.

Although these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in omnibus accounts. While the Fund will seek to take actions (directly and with the assistance of financial

9

intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be completely eliminated.

The Fund also has the authority to invest in foreign securities that are traded on foreign exchanges or securities that are thinly traded. To the extent the Fund invests in these types of securities, the Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of a fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as ‘arbitrage market timing.’ For example, the Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund sets its NAV. If an event that affects the value of that foreign security occurs prior to the time that the Fund sets its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund sets its NAV. Likewise, if a security is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund sets its NAV. There is the possibility that such ‘arbitrage market timing’ trading, under certain circumstances, may dilute the value of the Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Fund has procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate fair market value of the security.

How To Open An Account:

By Mail

Complete and sign the New Account Application and make a check payable to Jacob Internet Fund Inc.

$2,500 minimum.

$1,000 minimum for IRA, UGMA,

401K, other retirement accounts, and accounts establishing an Automatic Investment Plan.

The Fund may, but is not required to, accept initial investments below the minimums.

Mail to: JACOB INTERNET FUND INC. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Overnight or Express Mail to: JACOB INTERNET FUND INC. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

All purchases by check should be in U.S. dollars drawn on a U.S. financial institution. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, credit card checks, Treasury checks, traveler’s checks or starter checks for the purchase of shares. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

10

NOTE: The Transfer Agent charges a $25 fee for any returned checks. You will be responsible for any losses suffered by the Fund as a result.

By Wire

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone at 1-888-Jacob-fx to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number.

Your purchase request should be wired through the Federal Reserve Bank as follows:

U.S. Bank, N.A. 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202 ABA Number: 075000022	Credit: U.S. Bancorp Fund Services, LLC Account Number: 112-952-137 Further credit: Jacob Internet Fund Inc. Your account name and account number

Wired funds must be received prior to 4:00 p.m. (Eastern time) to be eligible for same day pricing. The Fund and US Bank, N.A. are not responsible for the consequence of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

How To Purchase Additional Shares:

By Mail

You may add to your account at any time by mailing the remittance form which is attached to your individual account statement along with any subsequent investments. All requests must include your account registration number in order to assure that your funds are credited properly.

By Wire

Before sending your wire, please contact the Transfer Agent at 1-866-Jacob-fx to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Please follow the wiring instructions detailed in the earlier section How To Open An Account.

By Telephone

If you have completed the appropriate section of the New Account Application or if you make subsequent arrangements in writing, you may purchase additional shares by telephoning the Fund toll-free at 1-888-Jacob-fx. This option allows investors to move money from their predesignated bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

11

To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, the Transfer Agent must receive your order before the close of regular trading on that date. You may not use telephone transactions for your initial purchase of Fund shares.

The Fund may alter, modify or terminate the telephone purchase option at any time. The minimum amount that can be transferred by telephone is $100. For more information about telephonic transactions, please call the Fund at 1-888-Jacob-fx.

By Internet

This option allows you to purchase additional shares directly through the Fund’s website at www.JacobInternet.com. To choose this option, complete the appropriate section of the New Account Application or make subsequent arrangements by submitting a written request. Only bank accounts held at a domestic institution which is an ACH member may be used for Internet transactions.

To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, the Transfer Agent must receive your order before the close of regular trading on that date. You may not use Internet transactions for your initial purchase of Fund shares.

The Fund may alter, modify or terminate the Internet purchase option at any time. The minimum amount that can be transferred by Internet is $100. For more information about Internet transactions, please call the Fund at 1-888-Jacob-fx.

By Automatic Investment Plan

You may purchase additional shares of the Fund in amounts of $100 or more through an Automatic Investment Plan which allows monies to be deducted directly from your checking, savings or bank money market accounts to invest in the Fund. You may make automatic investments on a weekly, monthly, bi-monthly (every other month) or quarterly basis.

You are eligible for this plan if your bank account is maintained at a domestic financial institution which is an ACH member. If your financial institution rejects your payment, a $25 fee will be charged to your account.

Any change to or termination of your Automatic Investment Plan should be made 5 days prior to the effective date by contacting the Transfer Agent at 1-866-Jacob-fx.

The Fund may alter, modify or terminate the Automatic Investment Plan at any time. For information about participating in the Automatic Investment Plan, please call the Fund at 1-888-Jacob-fx.

Investing Through Brokers or Agents. You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. Investors may be charged a separate fee by a broker or agent. The broker or agent may also set their own initial and subsequent investment minimums.

Retirement Plans. Shares of the Fund are available for use in tax-deferred retirement plans such as:

12

  IRAs,
  employer-sponsored defined contribution plans (including 401(k) plans), and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

For more information on IRA accounts and to receive an IRA application and disclosure statement, please call 1-888-Jacob-fx.

Receipt of Orders. Shares may only be purchased on days the Fund is open for business (generally the same days that the New York Stock Exchange is open for business). If you are paying with federal funds (wire), your order will be considered received when U.S. Bank, N.A. receives the federal funds. When making a purchase request in writing, make sure your request is in good order. “Good order” means your letter of instruction includes:

  the name of the Fund
  the dollar amount of shares to be purchased
  purchase application or investment slip
  check payable to Jacob Internet Fund Inc.

Timing of Requests. All requests received and accepted by the Transfer Agent before 4:00 p.m. (Eastern time) will be executed on that same day. The Fund or its service providers have also entered into arrangements authorizing certain financial intermediaries (or their agents) to accept purchase and redemption orders for Fund shares. Purchases through an authorized intermediary or agent will be executed on the same day, provided the authorized intermediary or agent receives and accepts the order before 4:00 p.m. Requests received after 4:00 p.m. by the Transfer Agent or an authorized intermediary or agent will be processed at the next determined NAV on the following business day.

REDEMPTION OF FUND SHARES

When Redemption Proceeds Are Sent to You: You may redeem your shares on any day the Fund is open for business (generally the same days that the New York Stock Exchange is open for business). Once the Transfer Agent or an authorized intermediary or agent receives and accepts your redemption request, your request will be processed at the next determined NAV. If you purchase shares by check or ACH transfer and request a redemption soon after the purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase has cleared (usually within 10 days). If you make a purchase by check or ACH transfer that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.

A redemption request received and accepted before 4:00 p.m. (Eastern time) will normally be sent to the bank account of record or mailed to your address of record on the following business day. Credit for redemption proceeds sent via ACH transfer may not be available for 2 business days thereafter. In no event will proceeds be wired, mailed or transferred through the ACH

13

system more than 7 days after the Transfer Agent receives and accepts a redemption request. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Fund is not responsible for interest on redemption amounts due to lost or misdirected mail.

The Fund and the Transfer Agent each reserve the right to refuse a wire, telephone or Internet redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire, telephone or Internet may be modified or terminated at any time by the Fund.

How To Redeem Shares:

By Mail

Send written redemption requests to:

Jacob Internet Fund Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to the Transfer Agent and the effective date of redemption will be delayed until the request is received by the Transfer Agent.

The Fund cannot honor any redemption requests with special conditions or which specify an effective date other than as provided above.

When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:

  the name of the Fund
  the number of shares or the dollar amount of shares to be redeemed •
  the account registration number
  signatures of all registered shareholders exactly as the shares are registered with signature(s) guaranteed if applicable (see page 20)

Account		Signature
Registration		Requirements
Individual, Joint Tenants, Sole Proprietorship,		Redemption requests must be signed by all person(s)
Custodial (UGMA), General Partners		required to sign for the account, exactly as it is
registered.
Corporations, Associations		Redemption request and a corporate resolution,
signed by person(s) required to sign for the account,
accompanied by signature guarantee(s).
Trusts		Redemption request signed by the Trustee(s), with a
signature guarantee. (If the Trustee’s name is not

14

registered on the account, a copy of the trust document certified within the past 60 days is also required.)

By Internet

If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing the Fund by telephone at 1-888-Jacob-fx. You must redeem at least $100 for each telephone redemption. Redemption requests for amounts exceeding $50,000 generally must be made in writing. A signature guarantee may be required of all shareholders in order to change telephone redemption privileges.

By Internet

If you are set up to perform Internet transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 through the Fund’s website at (www.JacobInternet.com). You must redeem at least $100 for each Internet redemption. Redemption requests for amounts exceeding $50,000 must be made in writing. A signature guarantee is required of all shareholders in order to change Internet redemption privileges.

By Systematic Withdrawal Plan

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Fund’s systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the withdrawal schedule you select. To select the systematic withdrawal option, you must check the appropriate box on the New Account Application. The minimum systematic withdrawal amount is $100. A check will be issued to the Address of Record or you can choose to have the proceeds transferred from your Fund account to the account you choose on your account application form. Your bank must be a member of the Automated Clearing House network (ACH). You may change your payment amount or terminate your participation by contacting the Transfer Agent at 1-866-jacob-fx 5 days prior to the effective date.

If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.

For further details about this service, see the New Account Application or call the Fund at 1-888-Jacob-fx.

Electronic Transfers. The proceeds of a redemption can be sent directly to your bank account via wire or ACH transfer. You can elect these options by completing the appropriate section of the New Account Application or making subsequent arrangements in writing. In order to arrange for redemption by wire or ACH transfer after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address listed above. If the proceeds are sent by wire, the Transfer Agent will

15

assess a wire fee (currently $15). If money is moved via ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per transfer.

In order to arrange for a redemption by wire or ACH transfer, or to change the bank account designated to receive redemption proceeds after an account has been opened, a written request must be sent to the Fund at the address listed in the section on How To Open An Account. A signature guarantee may be required. The request should be received no later than 5 days prior to the effective date of the transaction.

Telephone/Internet Requests. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone or Internet instructions for redemptions that are reasonably believed to be genuine. The Fund will use reasonable procedures to attempt to confirm that all telephone and Internet instructions are genuine such as requesting that a shareholder provide:

Telephone • the name in which the account is registered, and • the Fund account number and his/her social security number.	Internet • the Fund account number and social security number, and • his/her Personal Identification Number (PIN) which can be established on the website.

If the Fund fails to follow these reasonable procedures, it may be liable for any loss due to unauthorized or fraudulent transactions. Telephone and Internet redemptions may be difficult during periods of drastic economic or market changes. If you are unable to contact the Fund by telephone or Internet, you may also redeem shares by mail following the instructions above. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be cancelled or modified.

IRA Redemptions. If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact the Transfer Agent in advance: 1-888-Jacob-fx.

Signature Guarantees. Signature guarantees generally are needed:

  For redemptions requests over $50,000
  When redemption proceeds are sent to any person, address or bank account not on record
  If ownership is changed on your account
  For written requests to wire redemption proceeds (if not previously authorized on the account)

16

  When establishing or modifying certain services on an account
  If a change of address was received by the Transfer Agent within the last 15 days

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. Call the Fund at 1-888-Jacob-fx for more information.

Redemptions In-Kind. If your redemption request exceeds the lesser of $250,000 or 1% of the NAV (an amount that would affect Fund operations), the Fund reserves the right to make a “redemption in-kind.” A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method as the Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions in order to sell the securities received from the Fund. In-kind payments do not have to constitute a cross section of the Fund’s portfolio. The Fund will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and your basis in the Fund shares redeemed.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $2,500, or $1,000 for IRA, UGMA, 401K, other retirement accounts and accounts with an Automatic Investment Plan, other than as a result of a decline in the value per share of the Fund, requesting that you bring the account back up to the required minimum or close it out. If you do not respond to the request within 30 days, the Fund may close your account and send you the proceeds.

EXCHANGE OF FUND SHARES

[Description to be Inserted]

PRICING OF FUND SHARES

How NAV is Determined. The NAV is equal to the value of the Fund’s securities, cash and other assets less all expenses and liabilities divided by the number of shares outstanding. The NAV is determined once daily on Monday through Friday as of the close of business of the New York Stock Exchange (generally 4 p.m., Eastern Standard time) on each day that the Fund is open (generally, the same days that the New York Stock Exchange is open). If the New York Stock Exchange closes at a different time, or if an emergency exists, the NAV may be calculated at a different time. The Fund does not determine NAV on the following holidays:

17

• New Year’s Day	• Good Friday	• Labor Day
• Martin Luther King, Jr. Day	• Memorial Day	• Thanksgiving Day
• Presidents’ Day	• Independence Day	• Christmas Day

The Fund’s portfolio securities traded on exchanges are valued each day at the last reported sales price on each security’s principal exchange, except those traded on the Nasdaq National Market and Capital Market exchanges (‘‘Nasdaq’’). Securities traded on the Nasdaq will be valued at the Nasdaq Official Closing Price. If market quotations are not readily available or not reliable, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund will also value a security at fair value if a significant event that materially affects the value of the security occurs after the last available sale price of the security, but before the Fund calculates its NAV.

The fair value procedures are also used to limit the Fund’s possible exposure to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares. For example, if the Fund holds a portfolio security traded on a foreign exchange that closes prior to the time that the Fund sets its NAV and an event that may effect the value of that foreign security occurs after the foreign market close, the Adviser will review the closing price of the foreign security on the foreign exchange to determine whether the price at the foreign market close accurately reflects the fair market value of the foreign security at the time that the Fund sets its NAV. If the Adviser determines the price at the foreign market close does not accurately reflect the fair market value of the foreign security when the Fund sets its NAV, the Adviser will take steps to determine the fair market value of the security.

To the extent that the Adviser determines the fair market value of a security, it is possible that the fair market value determined by the Adviser will not exactly match the market price of the security when the security is sold by the Fund. The Fund may use independent pricing services to assist in calculating the NAV. In addition, if the Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Fund does not price its shares, the NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. For a discussion of the taxation of dividends or distributions, see “Tax Consequences.”

18

The net investment income of the Fund for each business day is determined immediately prior to the determination of NAV. Shares of the Fund earn dividends on the business day their purchase is effective but not on the business day their redemption is effective.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Choosing A Distribution Option. A shareholder may elect to receive distributions of dividends and/or capital gains in cash or to have such distributions reinvested in additional shares of the Fund. Both dividends and capital gains will be automatically reinvested in additional shares of the Fund unless the investor has elected to receive either type of distribution in cash.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

TAX CONSEQUENCES

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid by the Fund may be designated as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

Sales And Redemption Of Fund Shares. When you sell or redeem your shares in the Fund, you may realize a capital gain or loss.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

19

Other Tax Information. Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. While the Fund does not generally sell shares to investors residing outside the United States, any non-U.S. investors that did acquire shares may be subject to U.S. withholding at a 30% or lower treaty tax rate and estate tax, and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

DISTRIBUTION AND SERVICING ARRANGEMENTS

Distributor and 12b-1 Plan. Quasar Distributors, LLC (the “Distributor”) has entered into an agreement with the Fund to serve as the Fund’s distributor. The Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan permitted by Rule 12b-1. Pursuant to the Plan, the Fund make payments to the distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Fees paid under the Plan may not be waived for individual shareholders.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their provision of specialized purchase and redemption procedures. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than it is to investors who invest in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

20

FINANCIAL HIGHLIGHTS

The financial highlights information presented for the Fund is the financial history of the Fund’s predecessor, the Wisdom Fund series of New Providence Investment Trust (the "Predecessor Fund"), which has been reorganized into the Fund. The financial highlights table is intended to help you understand the Predecessor Fund's financial performance for the fiscal years ended May 31, 2005, 2006, 2007, 2008, and 2009. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single share of the Predecessor Fund. Information for the fiscal years shown has been audited by _________, whose report, along with the Predecessor Fund's financial statements, is included in the Predecessor Fund's most recent annual report. The Predecessor Funds' most recent annual and semi-annual reports are available upon request. Per share data for a share of common stock outstanding for the entire period are as follows:

[Insert financial highlights]

21

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent and Dividend Agent U.S. Bancorp Fund Services, LLC .

Underwriter and Distributor
Quasar Distributors, LLC

Custodian	Jacob Wisdom Fund
U.S. Bank, N.A.	a series of Jacob Internet Fund Inc.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public Accounting Firm
[___________________]

[Insert Jacob Wisdom Fund graphic]

A Statement of Additional Information (SAI), dated [ ],
2009 and the Fund’s Annual and Semi-Annual Reports include
additional information about the Fund and its investments and are incorporated by reference into this Prospectus. The Fund’s
Annual Report will contain a discussion of the market
conditions and investment strategies that significantly affected the Fund’s performance during its prior fiscal year. You may obtain the SAI and the Annual and Semi-Annual Reports
(when available) without charge on the Fund’s website
(www.jacobinternet.com) or by calling the Fund at 1-888-
jacob-fx. To request other information or to make inquiries, please call your financial intermediary or the Fund. The
Fund’s SAI is incorporated by reference into this Prospectus.

A current SAI has been filed with the Securities and Exchange	Prospectus
Commission. You may visit the Securities and Exchange
Commission’s Internet website (www.sec.gov) to view the
SAI, material incorporated by reference and other information on the EDGAR database. These materials can also be
reviewed and copied at the Commission’s Public Reference
Room in Washington, DC. Information on the operation of the
Public Reference Room may be obtained by calling the
Commission at 1-202-942-8090. In Prospectus addition,
copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the
Commission, Washington, DC 20549-0102 or sending an e-
mail to publicinfo@sec.gov.

Jacob Asset Management of New York LLC 1-888-Jacob-fx (522-6239) www.jacobinternet.com

JACOB WISDOM FUND JACOB SMALL CAP GROWTH FUND series of Jacob Internet Fund Inc. STATEMENT OF ADDITIONAL INFORMATION [ ], 2009

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Funds’ Prospectuses, dated [ ], 2009 (the “Prospectuses”).

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses, a copy of which may be obtained without charge by calling the Funds toll-free at 1-888-JACOB-FX. The material relating to the purchase, redemption, exchange and pricing of shares has been incorporated by reference into the Statement of Additional Information from the Funds’ Prospectuses.

     This Statement of Additional Information is incorporated by reference into the Prospectuses in its entirety.

I.	FUND HISTORY	1
II.	DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS	1
III.	MANAGEMENT OF THE FUND	16
IV.	CODE OF ETHICS	19
V.	PROXY VOTING POLICIES	19
VI.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	20
VII.	INVESTMENT ADVISORY AND OTHER SERVICES	20
VIII.	PORTFOLIO MANAGERS	25
IX.	BROKERAGE ALLOCATION AND OTHER PRACTICES	26
X.	CAPITAL STOCK	27
XI.	PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES	27
XII.	TAXATION OF THE FUNDS	28
XIII.	ANTI-MONEY LAUNDERING PROGRAM	34
XIV.	PERFORMANCE COMPARISONS	34
XV.	FINANCIAL STATEMENTS	34

i

I. FUND HISTORY

     Jacob Wisdom Fund (the “Wisdom Fund”) and Jacob Small Cap Growth Fund (the “Small Cap Fund”), are series of Jacob Internet Fund Inc. (the “Trust”). The Trust is a Maryland corporation and was incorporated in Maryland on July 13, 1999.

     The Wisdom Fund is a newly organized fund that was created to acquire the assets and liabilities of the shares of the Wisdom Fund (the “Predecessor Wisdom Fund”), a series of the New Providence Investment Trust. The Small Cap Fund is a newly organized fund that was created to acquire the assets and liabilities of the shares of the Rockland Small Cap Growth Fund (the “Predecessor Small Cap Fund”), a series of The Rockland Funds Trust. The Predecessor Wisdom Fund and the Predecessor Small Cap Fund, for purposes of the reorganization, are considered the accounting survivors and accordingly, certain financial history of the Predecessor Wisdom Fund and Predecessor Small Cap Fund is included in this SAI.

II.	DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS A. INVESTMENT STRATEGIES AND RISKS

     The Small Cap Fund’s primary investment objective is long-term growth of capital. The Small Cap Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price multiplied by number of shares outstanding) within the capitalization range of the Russell 2000® Growth Index at the time of purchase. The market capitalization range of the Russell 2000® Growth Index as of [ ], 2009 was $[ ] to $[ ].

     The Wisdom Fund seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized gains, and income under constantly varying market conditions. The Wisdom Fund’s investment objective may be changed without shareholder approval.

         B. DESCRIPTION OF THE FUND’S PORTFOLIO SECURITIES AND DERIVATIVES

     The following expands upon the descriptions in the Prospectuses of the types of securities in which the Funds may invest and their related risks. In addition, this section discusses certain potential Fund investments that were not previously described in the Prospectuses.

Wisdom Fund:

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Wisdom Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Wisdom Fund’s investments and their risks in this SAI and the Prospectuses.

Repurchase Agreements. The Wisdom Fund may acquire U.S. government obligations or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Wisdom Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for it under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within 1 to 5 days of the purchase.

     Repurchase agreements are considered “loans” under the Investment Company Act of 1940, as amended (“1940 Act”), collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Wisdom Fund’s portfolio managers will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Wisdom Fund will retain or attempt to dispose of the collateral. The Wisdom Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Wisdom Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements extending beyond seven days.

Money Market Instruments. The Wisdom Fund may acquire money market instruments. Money market instruments may include U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Wisdom Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Wisdom Fund acquires a Banker’s Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper generally matures within a range of two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Wisdom Fund will purchase Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), or Fitch Investors Service, Inc. (“Fitch”), or if not rated, is of equivalent quality in the opinion of the Wisdom Fund’s investment adviser (the “Adviser”). Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Wisdom Fund only through the Master Note program of the Wisdom Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings’ power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Wisdom Fund.

Investment Companies. The Wisdom Fund may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds (“ETFs”). The Wisdom Fund expects to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund. Under Rule 12d1-1, the Wisdom Fund may generally invest without limitation in money market funds as long as the Wisdom Fund pays no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in Rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund; or the Adviser waives its management fee in an amount necessary to offset any sales charge or service fee. The Wisdom Fund expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not

2

money market funds. Under Section 12(d)(1)(F), a fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Wisdom Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”). To the extent the 3% Limitation applies to an investment the Wisdom Fund wishes to make, the Wisdom Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal. Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Wisdom Fund under Section 12(d)(1)(F), then the Wisdom Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy. Investments in other investment companies subject the Wisdom Fund to additional operating and management fees and expenses. For example, the Wisdom Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Wisdom Fund invests, in addition to the Wisdom Fund’s direct fees and expenses.

Exchange Traded Wisdom Funds. The Wisdom Fund may invest in an exchange traded fund (“ETF”). An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Wisdom Fund and these costs and expenses will in turn increase the Wisdom Fund’s expenses. ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Wisdom Fund’s net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Wisdom Fund may acquire.

Illiquid Investments. The Wisdom Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust’s Board of Directors (each a “Director” and collectively, “Directors”), the Adviser determines the liquidity of the Wisdom Fund’s investments, and through reports from the Adviser, the Directors monitor investments in illiquid instruments. In determining the liquidity of the Wisdom Fund’s investments, the Adviser may consider various factors including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Wisdom Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, more than 15% of the Wisdom Fund’s net assets were invested in illiquid securities, the Wisdom Fund would seek to take appropriate steps to protect liquidity.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (“1933 Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity

3

of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual Wisdom Funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual Wisdom Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual Wisdom Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A Securities will be considered illiquid and therefore subject to the Wisdom Fund’s limit on the purchase of illiquid securities unless the Directors or their delegates determine that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Directors and their delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Funding Agreements. Within the limitations on investing in illiquid securities, the Wisdom Fund may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protection may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Borrowing. The Wisdom Fund may borrow money from banks as a temporary measure (i) for extraordinary or emergency purposes in amounts not exceeding 5% of its total assets or (ii) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, in amounts not exceeding 15% of the Wisdom Fund’s total assets. The Wisdom Fund may pledge its assets to secure its borrowing. In the event that the Wisdom Fund should ever borrow money under these conditions, such borrowing could increase the Wisdom Fund’s costs and reduce the value of the Wisdom Fund’s assets and the value (and return) of a shareholder’s investment in the Wisdom Fund. Any and all such borrowing will comply with the requirements of the 1940 Act, which requires, among other things, the maintenance of certain asset coverage tests for such borrowings. In the event the Wisdom Fund’s borrowing exceeds 5% of its total assets, the Wisdom Fund will not make any investments. Borrowing may also exaggerate changes in the Wisdom Fund’s Net Asset Value (“NAV”) and in the return of the

4

Wisdom Fund. Borrowing will cost the Wisdom Fund interest expenses and other fees that could negatively impact the Wisdom Fund’s performance return.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price in the future. Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, the Wisdom Fund, upon entering into a futures contract (and to maintain the Wisdom Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly with lower transaction costs.

     If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Wisdom Fund. These subsequent payments to and from the futures broker, called “variation margin”, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Wisdom Fund expects to earn interest income on its initial and variation margin deposits.

     The Wisdom Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or loss. While futures positions taken by the Wisdom Fund will usually be liquidated in this manner, the Wisdom Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Wisdom Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Futures can be volatile instruments and can involve certain risks. If the Wisdom Fund applies a hedge at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Wisdom Fund’s return. The Wisdom Fund could also experience losses if the prices of its futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Wisdom Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are

5

simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

     By establishing an appropriate “short” position in index futures, the Wisdom Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Wisdom Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Wisdom Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Wisdom Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires.

     The Wisdom Fund will write only options on futures contracts which are “covered.” The Wisdom Fund will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Wisdom Fund segregates with its custodian cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Wisdom Fund will be considered “covered” with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Wisdom Fund owns a security deliverable under the futures contract. The Wisdom Fund will be considered “covered” with respect to a call option it has written on a securities index future if the Wisdom Fund owns, so long as the Wisdom Fund is obligated as the writer of the call, securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

     Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while its loss will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     If the Wisdom Fund writes options on futures contracts, the Wisdom Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Wisdom Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Wisdom Fund. If the option is exercised, the Wisdom Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has

6

received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

     Options on futures contracts can be used by the Wisdom Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Wisdom Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

     The purchase of put options on futures contracts is a means of hedging against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the Wisdom Fund is not fully invested.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Wisdom Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Wisdom Fund’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Wisdom Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower a fund’s return. A Wisdom Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Wisdom Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Wisdom Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Wisdom Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations), would not exceed 5% of the liquidation value of the Wisdom Fund’s total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Wisdom Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Wisdom Fund, the securities underlying such futures contracts or options will at all times be maintained by the Wisdom Fund or, in the case of index futures and related options, the Wisdom Fund will own securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option

7

period. The risks associated with option transactions include the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in the market value of the securities held by a fund and the prices of options: (iii) there may not be a liquid secondary market for options; and (iv) while a fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Writing Call Options. The Wisdom Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Wisdom Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Wisdom Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Wisdom Fund owns securities not subject to a call option, the Wisdom Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

     The Wisdom Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a “closing purchase transaction.” The Wisdom Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Wisdom Fund. When an underlying security is sold from the Wisdom Fund’s securities portfolio, the Wisdom Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If the Wisdom Fund writes a put option, the Wisdom Fund will be required to “cover” it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. government securities, or other liquid securities having a value equal to or greater than the exercise price of the option.

     The Wisdom Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Wisdom Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Wisdom Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. The Wisdom Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

8

Purchasing Put and Call Options. The Wisdom Fund may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable the Wisdom Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Wisdom Fund will continue to receive interest or dividend income on the security. The Wisdom Fund may also purchase call options on securities to close out positions. The Wisdom Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options. The Wisdom Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Wisdom Fund’s securities or securities it intends to purchase. The Wisdom Fund writes only “covered” options. A call option on a securities index is considered covered, for example, if, so long as the Wisdom Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Wisdom Fund are based. A put on a securities index written by the Wisdom Fund will be considered covered if, so long as it is obligated as the writer of the put, the Wisdom Fund segregates with its custodian cash, U.S. government securities, or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed “index multiplier.”

     A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

     The Wisdom Fund’s use of stock index options is subject to certain risks. The Wisdom Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Wisdom Fund’s portfolio securities. Consequently, the Wisdom Fund will bear the risk that the prices of its portfolio securities being hedged will not move in correlation with the prices of the Wisdom Fund’s put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Wisdom Fund’s portfolio securities that would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Wisdom Fund.

Forward Commitment & When-Issued Securities. The Wisdom Fund may purchase securities on a when-issued basis or for settlement at a future date if the Wisdom Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Wisdom Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Wisdom Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Wisdom Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the

9

Wisdom Fund may sell such a security prior to the settlement date if the Adviser feels such action is appropriate. In such a case, the Wisdom Fund could incur a short-term gain or loss.

Defensive Investments. The Wisdom Fund will normally be at least 90% invested in equity securities. As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Wisdom Fund may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and, to the extent permitted by applicable law and the Wisdom Fund’s investment restrictions, shares of other investment companies. To the extent that the Wisdom Fund invests in such securities as a defensive position, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Wisdom Fund will also hold money market, repurchase agreement instruments and/or money market funds for Wisdom Funds awaiting investment to accumulate cash for anticipated purchases of portfolio securities, allow for shareholder redemptions, and provide for Wisdom Fund operating expenses. In addition, the Wisdom Fund will also normally hold from time to time investments in other investment companies, including ETFs.

Small Cap Fund:

     1. Foreign Securities. The Small Cap Fund may invest up to 25%, but expects to invest 10% – 20%, of its net assets in foreign securities, including securities of emerging market countries. The Small Cap Fund may invest directly in foreign companies or purchase foreign company securities traded on U.S. exchanges. The Small Cap Fund may also invest in foreign companies by purchasing depositary receipts. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer, as described below.

     Investment in foreign companies, including issuers located in emerging market countries, involves somewhat different investment risks from those of investing in U.S. domestic companies. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets generally have substantially less volume than domestic securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Indirect costs, such as brokerage commissions and other transaction costs, on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Small Cap Fund by domestic companies. The foreign securities in which the Small Cap Fund invests may indirectly be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Small Cap Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

     Emerging Market Securities. Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions

10

may be imposed at any time by these or other countries in which the Small Cap Fund invests. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Small Cap Fund’s investment adviser (the “Adviser”) does not believe that any current registration restrictions would affect its decision to invest in such countries.

     Depositary Receipts. Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of depositary receipts. Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are issued by banks or trust companies and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs also represent securities of foreign issuers and are designated for use in European markets. A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country as detailed in the Small Cap Fund’s Prospectus.

     The Small Cap Fund may purchase depositary receipts whether they are “sponsored” or “unsponsored.” “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depositary receipt. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

     2. U.S. Government Obligations and U.S. Government Agency Obligations. U.S. government obligations are debt securities issued by the U.S. Treasury, which are direct obligations of the U.S. government. U.S. Treasury obligations differ in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one year or ten years), U.S. Treasury bonds (generally maturities of more than ten years). U.S. government agency obligations are issued or guaranteed by U.S. government sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (i.e., the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac (i.e., the Federal Home Loan Mortgage Corporation) and Fannie Mae (i.e, the Federal National Mortgage Association). The maturities of U.S. government obligations usually range from three months to thirty years.

11

     3. Repurchase Agreements. The Small Cap Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Small Cap Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Small Cap Fund’s money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

     The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Small Cap Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Small Cap Fund seeks it rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Small Cap Fund’s rights.

     4. Hedging Transactions. The Small Cap Fund may, but does not currently intend to, enter into hedging transactions. Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. The Small Cap Fund is permitted to enter into the transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate to reduction of risk; they cannot be for speculation. In particular, the Small Cap Fund may write covered call options on securities or stock indices. By writing call options, the Small Cap Fund limits its profit to the amount of the premium received. By writing a covered call option, the Small Cap Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. The Small Cap Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of the Small Cap Fund’s net assets.

     To the extent the Small Cap Fund uses hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Small Cap Fund may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Small Cap Fund, the Adviser will attempt to create a very closely correlated hedge.

     Short Sales. The Small Cap Fund may make short sales of securities “against-the-box.” A short sale “against-the-box” is a sale of a security that the Small Cap Fund either owns an equal amount of or has the immediate and unconditional right to acquire at no additional cost. The Small Cap Fund will make short sales “against-the-box” as a form of hedging to offset potential declines in long positions in the same or similar securities.

     5. Options Transactions. The Small Cap Fund may, but does not currently intend to, enter into options transactions. The Small Cap Fund may purchase call and put options on securities and on

12

stock indices in an attempt to hedge its portfolio and to increase its total return. Call options may be purchased when it is believed that the market price of the underlying security or index will increase above the exercise price. Put options may be purchased when the market price of the underlying security or index is expected to decrease below the exercise price. The Small Cap Fund may also purchase all options to provide a hedge against an increase in the price of a security sold short by it. When the Small Cap Fund purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Small Cap Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were purchased directly.

     In addition, the Small Cap Fund may write covered call options on securities or stock indices. By writing options, the Small Cap Fund limits its profits to the amount of the premium received. By writing a call option, the Small Cap Fund assumes the risk that it may be required to deliver the security at a market value higher than its market value at the time the option was written plus the difference between the original purchase price of the stock and the strike price. By writing a put option, the Small Cap Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

     6. Lending of Securities. The Small Cap Fund may lend its portfolio securities to qualified institutions as determined by the Adviser. By lending its portfolio securities, the Small Cap Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Small Cap Fund in such transaction. The Small Cap Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of its total assets (including such loans). All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Trust’s Board of Directors (the “Board”). The Small Cap Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Board.

     7. Investment Companies. The Small Cap Fund may purchase securities of other investment companies only to the extent that (i) not more than 5% of the value of the Small Cap Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Small Cap Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12(d) of the Investment Company Act of 1940, as amended (the “1940 Act”), or by the Securities and Exchange Commission.

     8. Borrowing. The Small Cap Fund may from time to time borrow money from banks for temporary, extraordinary or emergency purposes. Such borrowing will not exceed an amount equal to one-third of the value of the Small Cap Fund’s total assets less its liabilities and will be made at prevailing interest rates. The Small Cap Fund may not, however, purchase additional securities while borrowings exceed 5% of its total assets. Interest paid on borrowings will reduce net income.

C. FUND POLICIES - INVESTMENT RESTRICTIONS

     The Funds have adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of a Fund. Under the 1940 Act, a “majority of the outstanding voting securities” of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or

13

more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The Funds will not, as a matter of fundamental policy:

     (1) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

     (2) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

     (3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (4) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     (5) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, the Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

     (6) purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (7) change its classification under the 1940 Act from “diversified” to “non-diversified.” The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified fund is one that does not: (1) as to 75% of its total assets, purchase the

14

securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.

     As indicated above, as a matter of fundamental policy, the Funds are permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act. At the present time, the Funds do not intend to borrow money or issue senior securities in excess of 5% of their net assets.

     The Funds have adopted the following investment restrictions as non-fundamental investment, restrictions, which means that they can be changed by the Board of Directors without shareholder approval. The Funds will not:

(1)	invest in companies for the purpose of exercising control of management;
(2)	purchase securities on margin; or
(3)	invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable. If more than 15% of a Fund’s net assets are invested in securities that are not readily marketable, there will be an orderly disposition of those securities in order to get below the threshold.

D. TEMPORARY DEFENSIVE POSITIONS

     When the Adviser believes that market conditions warrant a temporary defensive position, a Fund may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers’ acceptances, variable rate demand instruments or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers’ acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. A Fund’s investments in foreign short-term instruments will be limited to those that, in the opinion of the Adviser, equate generally to the standards established for U.S. short-term instruments.

E. PORTFOLIO TURNOVER

     As of the date of this SAI, neither Fund has commenced operations, and therefore, neither Fund has experienced any portfolio turnover.

F. DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds publicly disclose 100% of their portfolio holdings within sixty days after each fiscal quarter end in SEC filings as required by SEC rules. This information for the second and fourth fiscal quarters is also included in the annual and semi-annual reports sent to shareholders. In addition, to facilitate timely release of information to ratings agencies and others, the Funds expect to publicly disclose 100% of their portfolio holdings on their website no earlier than 30 days after each calendar quarter end and will provide such information to ratings agencies and others thereafter. Finally, the Funds intend to disclose their top 25 holdings on a monthly basis on their website no earlier than 30 days after the month end, along with information regarding the percentage of the portfolio that each holding comprises.

15

     Under the Funds’ portfolio holdings disclosure policy and relevant SEC rules, the Funds may not make non-public disclosure of portfolio holdings information to third parties, unless the third party agrees to keep the information confidential and to follow appropriate limitations on trading. The Funds and/or the Adviser share portfolio holdings information with certain primary service providers that have a legitimate business need that is related to the services they provide to the Funds. The service providers that may receive portfolio holdings information include the custodian, the administrator, the proxy voting vendor, legal counsel and the independent registered public accounting firm. The Funds’ service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract. No compensation or other consideration is received with respect to the disclosure to the Funds’ primary service providers.

     The Chief Executive Officer of the Adviser is the only person authorized to disclose each Fund’s portfolio holdings. The Chief Compliance Officer will conduct periodic reviews of compliance with the disclosure of portfolio holdings policy and will provide a written report at least annually to the Trust’s Board regarding the operations of the policy and any material changes recommended as a result of such review. The Chief Compliance Officer will supply the Board annually with a list of exceptions granted from the policy, if any, along with an explanation of the legitimate business purpose relevant to each exception. However, it is not currently anticipated that any exceptions will be granted.

III. MANAGEMENT OF THE FUND

     The Trust’s Board is responsible for the overall management and supervision of the Funds. The Board employs Jacob Asset Management of New York LLC (the “Adviser”) as the investment adviser to the Funds. The Adviser supervises all aspects of the Funds’ operations and provides investment advice and portfolio management services to the Funds. Subject to the Board’s supervision, the Adviser makes all of the day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments.

     The Directors and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during this period.

Number
of
Portfolios
		Term of		in Fund
		Office &		Complex
	Position(s)	Length of		Overseen
	Held with	Time	Principal Occupation	by	Other Directorships
Name, Address and Age	the Trust	Served(1)	During Past Five Years	Director	Held By Director

Independent Directors:

William B. Fell	Director	Since 1999	General Accounting Manager, ABB Inc.,	3	None
125 East County Line			Instrumentation Division, since February
Road			2004; Manager, Financial Analysis, Food
Warminster, PA 18974			and Support Services Division of
Age: 40			ARAMARK Corporation, March 2003-
February 2004; Director of Forecasting
and Financial Systems, Maritrans Inc.,
March 2002-March 2003.

16

Number
of
Portfolios
		Term of		in Fund
		Office &		Complex
	Position(s)	Length of		Overseen
	Held with	Time	Principal Occupation	by	Other Directorships
Name, Address and Age	the Trust	Served(1)	During Past Five Years	Director	Held By Director

Christopher V. Hajinian	Director	Since 1999	Attorney, Neil A. Morris Associates,	3	None
130 Almshouse Rd			P.C., 2006-2007; Attorney, 2002 to
Richboro, PA 18954			present.
Age: 40

Jeffrey I. Schwarzschild	Director	Since 1999	Deputy Attorney General, The State of	3	None
653 Manhattan Beach			California, since October 2006;
Blvd. #J, Manhattan			Associate attorney, Law Office of Mark
Beach, CA 90266			E. Merin, April 2003 – September 2006;
Age: 38			Associate attorney, Goldstein, Gellman,
Melbostad, Gibson & Harris, LLP, June
2001-March 2003.

Interested Directors:

Ryan I. Jacob(2, 3)	Director,	Since 1999	Chairman and Chief Executive Officer of	3	None
653 Manhattan Beach	President,		the Adviser since 1999; Chief Portfolio
Blvd. #J, Manhattan	Chairman of		Manager of The Internet Fund Inc. from
Beach, CA 90266	the Board		December 1997-June 1999; Analyst for
Age: 40	and Chief		Horizon Asset Management, 1994-
	Executive		August 1998.
Officer

Leonard S. Jacob, M.D.,	Director	Since 1999	Chairman, Life Sciences Advisors (a	3	Chairman of the
Ph.D.(2, 4)			consulting group to the healthcare		Nominating and
653 Manhattan Beach			industry) since January 2006; Chairman		Corporate Governance
Blvd. #J, Manhattan			and Chief Executive Officer, InKine		Committee, Antares
Beach, CA 90266			Pharmaceutical Company, Inc. from		Pharma Inc., Board of
Age: 60			November 1997 until September 2005.		Directors for the
Colon Cancer
Alliance., Board of
Overseers for Temple
University School of
Medicine, Boards of
QuiqMeds Inc. and
Gyconix Corp. (both
private companies).

17

Number
of
Portfolios
		Term of		in Fund
		Office &		Complex
	Position(s)	Length of		Overseen
	Held with	Time	Principal Occupation	by	Other Directorships
Name, Address and Age	the Trust	Served(1)	During Past Five Years	Director	Held By Director

Officers:

Francis J. Alexander(5)	Vice	Since 1999	Member of the Adviser and portfolio	N/A	N/A
653 Manhattan Beach	President,		manager of the Fund since inception in
Blvd. #J, Manhattan	Secretary		1999, Director of the Fund, 1999-
Beach, CA 90266	and		October 2003; President, Alexander
Age: 65	Treasurer		Capital Management, Inc., March 1985-
Present; Managing Member, ACMG,
LLC (registered investment adviser),
October 1999 to December 2003;
Director and portfolio manager, 1998-
March 2002, chairman of investment
committee, March 1999-March 2002,
Lepercq, de Neuflize & Co. Inc.
(financial services company in
investment advisory and broker/dealer
business).

Shane Morris(5)\	Chief	2004-2007	Operations Manager for the Adviser	N/A	N/A
653 Manhattan Beach	Compliance	and since	since July 2008; Writer, Walt Disney
Blvd. #J, Manhattan	Officer and	July 2008	Animation Studios, October 2007-July
Beach, CA 90266	Anti-Money		2008; Operations Manager for the
Age: 32	Laundering		Adviser, February 2002-October 2007.
Compliance
Officer

(1)	Each Director holds office during the lifetime of the Trust, until his termination, or until the election and qualification of his successor.
(2)	Ryan I. Jacob and Leonard S. Jacob are related to each other as nephew and uncle, respectively.
(3)	Ryan I. Jacob is deemed to be an “interested person” of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(4)	Under the 1940 Act definition of “interested person,” Leonard S. Jacob qualifies as an independent director. Since the Trust’s inception, Dr. Jacob acted and served in the role of independent director. In October 2003, the Board voted to re- classify Dr. Jacob as an interested Director as a result of a new “best practice” corporate governance recommendation for mutual funds.
(5)	Francis J. Alexander and Shane Morris are related to each other as stepfather and stepson, respectively.

     Audit Committee. The Board has established an Audit Committee made up of the Independent Directors. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The Audit Committee (1) oversees the Trust’s accounting and financial reporting policies and practices, its internal control over financial reporting and, as appropriate, inquires into the internal control over financial reporting of certain service providers; (2) oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (4) acts as a liaison between the Trust’s independent registered public accounting firm and the full Board.

18

     The Audit Committee is composed of Messrs. Fell, Hajinian and Schwarzschild. Prior to the Funds’ reorganization into the Trust, during the year ended September 30, 2009, the Trust’s Audit Committee held two meetings.

     The Funds had not commenced operations as of the date of this SAI, therefore, the Directors have not received any compensation or pension or retirement benefits from the Funds to date. Each Director who is not an interested person of the Trust will receive $3,000 for each meeting attended, as well as a $12,000 annual retainer fee, and be reimbursed for all out-of-pocket expenses incurred in connection with attendance at such meetings. Additionally, the Chairman of the Audit Committee will receive a $2,000 annual retainer fee and each Audit Committee member will receive $1,000 for each Audit Committee meeting attended.

     The Funds had not commenced operations as of the date of this SAI, therefore, the Directors do not own Fund shares to date.

IV. CODE OF ETHICS

     The Trust and the Adviser have adopted a Joint Code of Ethics that governs the conduct of employees of the Trust and Adviser who may have access to information about the Trust’s securities transactions. The Joint Code of Ethics recognizes that such persons owe a fiduciary duty to the Funds’ shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Joint Code of Ethics requires the preclearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Trust; and contains prohibitions against personal trading of initial public offerings. Violations of the Code are subject to review by the Board and could result in severe penalties.

V. PROXY VOTING POLICIES

     The Board delegated proxy voting authority to the Adviser and adopted proxy voting guidelines (“Guidelines”) to be used by the Adviser in voting the proxies of a Fund’s portfolio securities. In general, proxies are voted in a manner that is consistent with the best interest of Fund shareholders. Proxies are divided into routine and non-recurring/extraordinary matters. The routine matters are generally voted in accordance with management’s recommendations, absent a particular reason to vote in a contrary manner. Non-recurring/extraordinary matters are voted on a case-by-case basis in accordance with the best interests of shareholders. Generally, for non-recurring matters, the Adviser will accept proposals that (i) support best practices for corporate governance and (ii) protect shareholders’ authority and will reject proposals that (i) protect management from results of mergers and acquisitions and (ii) have the effect of diluting the value of existing shares.

     In general, the proxies of a Fund’s portfolio securities are to be voted in the Fund shareholders’ best interest without regard to any other relationship, business or otherwise, between (i) the issuer of the portfolio security, and (ii) the Fund, the Adviser, the Distributor or any affiliated person thereof. The Guidelines contain provisions to address potential conflicts of interest. The Adviser is responsible for identifying conflicts of interest and determining whether the conflict is material. If a conflict of interest is determined to be material, the conflict of interest must be resolved before the portfolio security proxy is voted. Resolutions of material conflicts of interest include: disclosing the conflict to the Board and obtaining Board consent before voting; engaging a third party to vote the proxy or recommend a vote of the proxy utilizing the Guidelines; or utilizing any other method deemed appropriate given the circumstances of the conflict.

19

     Information about how the Funds voted proxies relating to portfolio securities (when available) can be obtained without charge, upon request by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

VI. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Prior to the date of this SAI, the Funds had not yet commenced operations and, therefore, the Funds did not have any shareholders.

VII.	INVESTMENT ADVISORY AND OTHER SERVICES

       A. INVESTMENT ADVISER

General Information. Jacob Asset Management of New York LLC (previously defined as the “Adviser”), a registered investment adviser, is a Delaware limited liability company with its principal office located at 653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266. The Adviser supervises all aspects of the Funds’ operations and provides investment advice and portfolio management services to the Funds. Pursuant to the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) and subject to the supervision of the Trust’s Board, the Adviser makes each Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Fund’s investments.

     Ryan I. Jacob, founder, Chairman and Chief Executive Officer of the Adviser and President, Chief Executive Officer and Director of the Trust, is a controlling person of the Adviser based on his majority ownership interest and is an affiliated person of the Funds. Francis J. Alexander is an affiliated person of both the Adviser and the Funds. Mr. Alexander has a minority ownership interest in the Adviser and is Vice President, Secretary and Treasurer of the Trust.

     The Adviser provides persons satisfactory to the Board to serve as officers of the Trust. Such officers, as well as certain other employees and Directors of the Trust, may be directors, officers or employees of the Adviser or its affiliates. The Adviser may also provide the Funds with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, the Administrator will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Adviser, of its affiliates or of other organizations.

Adviser’s Fees. Pursuant to the terms of the Advisory Agreement, the Wisdom Fund will pay monthly an advisory fee equal to an annual rate of 0.50% of annual average daily net assets up to $500 Million and 0.40% of annual average daily net assets over $500 million and the Small Cap Fund will pay monthly an advisory fee equal to an annual rate of 0.90% of the Fund’s average daily net assets. These fees are higher than the fee paid by some other mutual funds; however, the Board believes that the fees are reasonable in light of the Adviser’s expertise in each Fund’s specialized area of investment and the advisory services performed by the Adviser for the Funds.

     The Adviser has contractually agreed, for a period of two years after the Small Cap Fund reorganization, to waive its advisory fees in an amount up to an annual rate of 0.90% of the average daily net assets, to the extent that the Small Cap Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) exceed 2.45% of average daily net assets for the Small Cap Fund. Pursuant to its fee waiver agreement with each Fund, the Adviser is entitled to recoup

20

any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause a Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived.

     The Funds have, under the Advisory Agreement, confirmed their obligation for payment of all other expenses, including without limitation: (i) fees payable to the Adviser, Administrator, Custodian, Transfer Agent and Dividend Agent; (ii) brokerage and commission expenses; (iii) federal, state or local taxes; (iv) certain insurance premiums and membership fees and dues in investment company organizations; (v) interest charges on borrowings; (vii) legal and accounting expenses; (viii) costs of organizing and maintaining the Fund’s registration under federal and state laws; (ix) compensation, including Directors’ fees, of any Directors, officers or employees who are not also officers of the Adviser or its affiliates and costs of other personnel providing administrative and clerical services; (x) costs of proxy solicitations; and (xi) fees and expenses of registering its shares under the appropriate federal securities laws and of qualifying its shares under applicable state securities laws.

     The Trust may from time-to-time hire its own employees or contract to have management services performed by third parties, and the management of the Trust intends to do so whenever it appears advantageous to the Funds.

B. THE DISTRIBUTION AND SERVICE PLAN AND THE DISTRIBUTOR

     The Funds have adopted a distribution and service plan, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan, together with related Distribution and Shareholder Servicing Agreements, provides for the Funds to make payments of up to 0.35% of the average annual net assets for distribution and shareholder servicing activities.  Such payments are intended to reimburse the Distributor or others for, among other things: (a) expenses incurred by such parties in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others; and (b) furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in, establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Fund to customers, receiving and answering correspondence, and aiding in maintaining their respective customers; all such services being provided in connection with Fund's shares.  The Distributor or the Advisor monitors and administers the documentation of payments made under the Plan and furnishes the Board of Directors, for their review and approval on a quarterly basis, a written report of the monies paid under the Plan, as well as the purpose(s) for which such payments were made, as well as such other information as the Board may reasonably request in order to enable the Board to make an informed determination of whether to approve such payments and whether the Plan should be continued for a Fund.

     The Funds sell and redeem their shares on a continuing basis at their net asset value. The Funds have also entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), a federally registered broker dealer and an affiliate of U.S. Bancorp Fund Services, LLC, the Funds’ Administrator, Transfer Agent and Dividend Agent. The Distributor will use reasonable efforts to facilitate sales of the Funds’ shares. The Distributor will assist with processing and analyzing sales literature and advertising for regulatory compliance. The Distribution Agreement provides for a total annual amount payable of .10 of 1% (ten basis points) of each Fund’s average daily net assets (the “Total Distribution Fee”). Out of the Total Distribution Fee, the Distributor is paid a fee of 0.01% of each Fund’s average daily net assets (the “Distribution Fee”) on an annual basis subject to an annual minimum of $15,000 plus out of pocket expenses. In addition, the Total Distribution Fee will be used for advertising compliance reviews, FINRA filings and licensing of Adviser’s staff. Finally, the Adviser may direct the Distributor to pay a portion of the Total Distribution Fee to third parties. Fees paid under the Plan may not be waived for individual shareholders. The Funds had not commenced operations as of the date of this SAI, so neither Fund has paid fees to the Distributor for the past three fiscal years.

21

         The Adviser may make payments from time to time from its own resources which may include the advisory fee and past profits for the following purposes: (i) to defray the costs of and to compensate others, including financial intermediaries for performing shareholder servicing and related administrative functions on behalf of the Funds; (ii) to compensate certain financial intermediaries for providing assistance in distributing Fund shares; (iii) to pay the costs of printing and distributing the Funds’ Prospectuses to prospective investors; and (iv) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Funds’ shares. Also, any distribution fees payable under the Distribution Agreement may be used for purposes of (ii), (iii), or (iv) above. The Adviser, in its sole discretion, will determine the amount of such payments made pursuant to the Plan to shareholder servicing agents and broker-dealers, provided that such payments made pursuant to the Plan will not increase the amount which the Funds is required to pay for any fiscal year under the  Distribution and Shareholder Servicing Plan.

     Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Funds directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Funds directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Funds directly. An investor should read the Prospectuses in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

22

     The Predecessor Wisdom Fund and Predecessor Small Cap Fund did not have a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act. Therefore, the Predecessor Wisdom Fund and Predecessor Small Cap Fund made no related payments for the most recent fiscal year.

     Revenue Sharing. The Adviser may pay additional compensation, at its own expense and not as an expense of the Funds, to certain unaffiliated “financial advisers” such as brokers, dealers, banks (including bank trust departments), investment advisers, financial planners, retirement plan administrators and other financial intermediaries that have a selling, servicing, administration or similar agreement with the Adviser. These payments may be for marketing, promotional or related services in connection with the sale or retention of Fund shares and/or for shareholder servicing. Such payments may also be paid to financial advisers for providing recordkeeping, sub-accounting, transaction processing and other shareholder or administrative services in connection with investments in the Funds. The existence or level of payments made to a qualifying financial adviser in any year would vary and may be substantial. Such payments would be based on factors that include differing levels of services provided by the financial adviser, the level of assets maintained in the financial adviser’s customer accounts, sales of new shares by the financial adviser, the placing of the Funds on a recommended or preferred list, providing the Funds with “shelf space” and/or a higher profile for the financial adviser’s consultants, sales personnel and customers, access to a financial adviser’s sales personnel and other factors. These payments to financial advisers would be in addition to the distribution and service fees and sales charges described in the Prospectuses. Revenue sharing payments would be from the Adviser’s own profits and resources. Generally, the Adviser would pay such amounts when the selling and/or servicing fees required by financial advisers exceed the amount of 12b-1 fees that may be available from the Funds. Any such revenue sharing payments would not change the net asset value or the price of the Funds’ shares. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Adviser may pay or allow other promotional incentives or payments to financial advisers.

     Revenue sharing payments may create a financial incentive for financial advisers and their sales personnel to highlight, feature or recommend funds based, at least in part, on the level of compensation paid by such fund’s adviser or distributor. If one mutual fund sponsor or distributor makes greater payments for distribution assistance than sponsors or distributors of other mutual funds, a financial adviser and its salespersons may have a financial incentive to favor sales of shares of the higher paying mutual fund complex over another or over other investment options. You should consult with your financial adviser and review carefully any disclosures they provide regarding the potential conflicts of interest associated with the compensation it receives in connection with investment products it recommends or sells to you.

C. ADMINISTRATOR

     General Information. The Administrator and Fund Accountant for the Funds is U.S. Bancorp Fund Services, LLC (the “Administrator”), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. The Administrator performs these services pursuant to two separate agreements, a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement.

     Administration Agreement. Pursuant to the Fund Administration Servicing Agreement (“Administration Agreement”) with the Funds, the Administrator provides all administrative services necessary for the Funds, other than those provided by the Adviser, subject to the supervision of the Trust’s Board. The Administrator may provide persons to serve as officers of the Trust. Such officers may be directors, officers or employees of the Administrator or its affiliates.

23

     The Administration Agreement is terminable by the Board or the Administrator on sixty days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board for one-year periods thereafter. The Administration Agreement provides that in the absence of the Administrator’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of the Administrator, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

     Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) overseeing the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statements, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Funds’ tax returns, and preparing reports to the Funds’ shareholders and the Securities and Exchange Commission; (iv) calculation of yield and total return for the Funds; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws; (vii) preparing notices and agendas for meetings of the Trust’s Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code (the “Code”) and the Prospectuses.

     For the administrative services rendered to the Funds by the Administrator, the Funds each pay the Administrator a minimum annual fee of $38,500. The Administrator charges each Fund an annual fee of 0.08% of the average daily net assets on the first $200 million, 0.07% on the next $500 million, and 0.04% on the balance.

     Accounting Agreement. The Fund Accountant, pursuant to the Fund Accounting Servicing Agreement (“Accounting Agreement”), provides the Funds with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ Custodian and Adviser.

     For the fund accounting services rendered to the Funds by the Fund Accountant, the Funds each pay the Fund Accountant a minimum annual fee of $26,600 for the first $40 million, .0125% of the average daily net assets of the Fund on the next $200 million, and .0075% on the balance. The Fund Accountant is also entitled to certain out-of-pocket expenses, including pricing expenses. Prior to the date of this SAI, the Funds had not yet commenced operations and, therefore, the Funds had not previously paid the Administrator or Fund Accountant for services under the Administration Agreement and Accounting Agreement.

D.	CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
U. S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the Funds’ cash and securities. Pursuant to a Custodian Servicing

24

Agreement with the Funds, it is responsible for maintaining the books and records of the Funds’ portfolio securities and cash. The Custodian receives a minimum annual fee of $4,800 or .02% of each Fund’s average daily net assets, whichever is greater. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. U.S. Bancorp Fund Services, LLC, the Funds’ Administrator, also acts as the Fund’s transfer and dividend agent. U.S. Bancorp Fund Services, LLC has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

E. COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Legal matters in connection with the issuance of shares of common stock of the Funds are passed upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103. [_____________] serves as the independent registered public accounting firm for the Funds. Sonnenschein Nath & Rosenthal LLP, 4520 Main Street, Suite 1100, Kansas City, MO 64111, serves as independent legal counsel to the Independent Directors of the Trust.

VIII.	PORTFOLIO MANAGERS
A. OTHER ACCOUNTS MANAGED

     In addition to the Funds, the assistant portfolio manager manages other accounts. The following table sets forth information regarding the total accounts for which the assistant portfolio manager has the day-to-day management responsibilities.

Portfolio Manager Name                       Number of Accounts Managed and Total Assets by Category As of November 9, 2009

Francis J. Alexander                                · Six other accounts with $60 million in total assets under management.

     The other accounts managed by Mr. Alexander are not managed on behalf of the Adviser, but managed on behalf of a different federally registered investment adviser owned by Mr. Alexander. Mr. Alexander provides portfolio manager services to the Funds through his affiliation with the Adviser and provides investment management services to the other accounts for the other adviser that he owns.

     The management of multiple accounts may give rise to potential conflicts of interest if a Fund and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having a chief portfolio manager whose sole account is the Funds. The management of personal accounts by the portfolio managers may give rise to potential conflicts of interest. The Trust’s Code of Ethics is designed to address such conflicts. The Funds have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

B. COMPENSATION

     As principals of the Adviser, Mr. Jacob and Mr. Alexander receive distributions as principals and do not receive compensation in the form of a salary or bonuses. The distributions are based on the income of the Adviser and the Adviser’s income is based on the asset level of each Fund. Mr. Alexander also receives distributions as the owner of another federally registered investment adviser, but is not separately compensated for the other accounts he manages. The distributions he receives from the other

25

adviser are based on the income of the other adviser, which is based on the asset levels of the other accounts.

C. OWNERSHIP OF SECURITIES

     Prior to the date of this SAI, the Funds had not yet commenced operations and, therefore, the Funds’ portfolio managers did not own any shares of the Funds.

IX. BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Adviser makes the decisions to buy or sell securities in the Funds’ portfolio. In the over-the-counter market, where a majority of the portfolio securities are expected to be traded, orders are placed with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable. Regarding exchange-traded securities, the Adviser determines the broker to be used in each specific transaction with the objective of obtaining a favorable commission rate and transaction price on each transaction (best execution). The Adviser will also consider the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order, the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis, as well as other factors such as the broker-dealer’s ability to engage in transactions in securities of issuers which are thinly traded. The Adviser does not intend to employ a broker-dealer whose commission rates fall outside of the prevailing ranges of execution costs charged by other broker-dealers offering similar services.

     When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information or research and brokerage services to the Adviser, or portfolio transactions may be effected by brokers or dealers affiliated with the Adviser or Distributor. To the extent that such persons or firms supply investment information or research and brokerage services to the Adviser, such information is supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. The Funds had not commenced operations as of the date of this SAI, so neither Fund paid brokerage commissions or directed funds to persons or firms supplying investment information or research and brokerage services during the last three fiscal years.

     The investment information or research and brokerage services provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Adviser’s own internal research and investment strategy capabilities. Research services furnished by brokers through which a Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all of its clients’ accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.

     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed in the best interest of shareholders of the Funds rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for the Funds will be made independently from those for any other investment companies or accounts that may become managed by the Adviser or its affiliates. If, however, the Funds and other investment companies or accounts managed by the Adviser are simultaneously

26

engaged in the purchase or sale of the same security, the transactions will be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Funds or the size of the position obtainable for the Funds. In addition, when purchases or sales of the same security for the Funds and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

X. CAPITAL STOCK

     The authorized capital stock of the Trust consists of twenty billion shares of stock having a par value of one-tenth of one cent ($.001) per share. The Board is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio. Shares of any class or series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected class or series. Each share of any class or series of shares when issued has equal dividend, distribution and liquidation rights within the class or series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

     There are no conversion or preemptive rights in connection with any shares of the Funds. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor.

     The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board. Unless specifically requested by an investor who is an investor of record, the Funds do not issue certificates evidencing Fund shares.

     As a general matter, the Funds will not hold annual or other meetings of the Funds’ shareholders. This is because the By-laws of the Trust provide for annual meetings only (a) for the election of directors, (b) for approval of revisions to a Fund’s investment advisory agreement, (c) for approval of revisions to the Trust’s distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to a Fund as may be required by the 1940 Act including the removal of Trust Directors and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

XI. PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES

     The material relating to the purchase, redemption and pricing of shares is located in the Shareholder Information section of the Prospectuses and is incorporated by reference herein.

27

XII. TAXATION OF THE FUNDS

     DISTRIBUTIONS OF NET INVESTMENT INCOME. The Funds receive income generally in the form of dividends and interest on their investments in portfolio securities. This income, less expenses incurred in the operation of the Funds, constitutes their net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Funds from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

     DISTRIBUTIONS OF CAPITAL GAINS. The Funds may derive capital gain and loss in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Funds. Any net short-term or long-term capital gain realized by the Funds (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.

     RETURNS OF CAPITAL. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     INVESTMENT IN FOREIGN SECURITIES. The Funds are permitted to invest in foreign securities as described above. Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by the Funds. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

     PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Funds intend to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Funds are required to distribute, even though they have not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when

28

distributed to you by the Funds. In addition, if the Funds are unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Funds may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in the year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Funds to their shareholders. Additional charges in the nature of interest may be imposed on the Funds in respect of deferred taxes arising from such distributions or gains.

     INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by the Funds in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Funds have elected, or intend to elect, to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal years. As a regulated investment company, each Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) The Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     EXCISE TAX DISTRIBUTION REQUIREMENTS. As a regulated investment company, the Funds are required to distribute its income and gains on a calendar year basis, regardless of each Fund’s fiscal year end as follows:

29

     Required distributions. To avoid a 4% federal excise tax, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, the Funds are permitted to elect to treat net capital losses realized between November 1 and their fiscal year ends (‘‘post-October loss”) as occurring on the first day of the following tax year.

     REDEMPTION OF FUND SHARES. Redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

     Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Cost Basis Reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, the Funds’ administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Funds, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Funds on or after January 1, 2012.

     U.S. GOVERNMENT SECURITIES. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Funds. Income on investments by the Funds in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA) or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Funds

30

out of dividends earned on the Funds’ investment in stocks of domestic corporations and qualified foreign corporations.

     Both the Funds and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Funds must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax adviser.

     After the close of their fiscal years, the Funds will each designate the portion of their ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

     DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. For corporate shareholders, a portion of the dividends paid by the Funds may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Funds were debt-financed or held by the Funds for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

     INVESTMENT IN COMPLEX SECURITIES. The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to

31

U.S. federal income tax. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund. For example:

     Derivatives. Each Fund is permitted to invest in certain options and foreign currency contracts. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles. A Fund’s investment in options or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

     Investments in securities of uncertain tax character. The Funds may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund and distributed to you, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     BACKUP WITHHOLDING. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification

32

requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

     NON-U.S. INVESTORS. The Funds generally do not sell shares to investors residing outside of the United States. If, however, a non-U.S. investor were to acquire Fund shares they should be aware that non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Funds, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. However, the Funds do not intend to support the designation of their dividends as short-term capital gains or interest-related dividends. The exemption from withholding at the source for capital gain dividends paid from long-term capital gains does not apply if you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In addition, notwithstanding any such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person. Also, if you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Funds may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

     U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

33

     The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign tax.

     This discussion of “TAXATION OF THE FUNDS” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax adviser regarding your particular circumstances before making an investment in the Funds.

XIII. ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, delegating responsibilities to the Funds’ service providers who sell and process purchases of Fund shares and these service providers, in turn, report suspicious and/or fraudulent activity, check shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and engage in a complete and thorough review of all new account applications. The Funds will not transact business with any person or entity opening a new account whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

XIV. PERFORMANCE COMPARISONS

     Each Fund may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations that track the performance of investment companies or investment advisers. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information should be considered in light of each Fund’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

XV. FINANCIAL STATEMENTS

     A copy of each Fund’s Annual Report (when available) may be obtained upon request and without charge, on the Funds’ website (www.jacobinternet.com) or by calling the Funds at the toll-free number listed on the cover page of this Statement of Additional Information. A copy of the Predecessor Wisdom Fund’s and Predecessor Small Cap Fund’s Annual Reports and Semi-Annual Reports may be obtained upon request and without charge by writing or by calling the telephone number on the back cover of the Funds’ Prospectuses.

34

JACOB INTERNET FUND INC. N-1A PART C OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation of the Registrant dated July 12, 1999 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 14, 1999 (File No. 333-82865).
(b)	By-Laws of the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 14, 1999 (File No. 333- 82865).
(c)	Instruments Defining Rights of Security Holders.
See the SIXTH and EIGHTH Articles of the Registrant’s Articles of Incorporation.
See also, Article II, “Meetings of Stockholders,” of the Registrant’s By-Laws.

(d)(1)	Investment Advisory Agreement between the Registrant, on behalf of Jacob Internet Fund, and
Jacob Asset Management of New York LLC dated November 26, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(a)	Fee Waiver Agreement dated January 1, 2009 between the Registrant, on behalf of Jacob Internet Fund, and Jacob Asset Management of New York LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008 (File No. 333-82865).

(d)(2)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Jacob Small
Cap Growth Fund and Jacob Wisdom Fund, and Jacob Asset Management of New York LLC is
filed herewith as Exhibit No. EX-99.d.2.

(a)	Form of Fee Waiver Agreement between the Registrant, on behalf of the Jacob Small Cap Growth Fund, and Jacob Asset Management of New York LLC is filed herewith as Exhibit No. EX-99.d.2.a.
(b)	Form of Fee Waiver Agreement between the Registrant, on behalf of the Jacob Wisdom Fund, and Jacob Asset Management of New York LLC is filed herewith as Exhibit No. EX-99.d.2.b.

(e)(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 1,
2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-
1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

1

	(a)	Form of Amended Exhibit A to the Distribution Agreement, dated November 1, 2009, between the Registrant and Quasar Distributors, LLC is filed herewith as Exhibit No. EX-99.e.1.a.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)(1)	Custodian Servicing Agreement between the Registrant and U.S. Bank, N.A. (formerly, Firstar
Bank, N.A.) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective
Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File
No. 811-09447).

(a)	Amendment to Custodian Servicing Agreement between the Registrant and U.S. Bank,
N. A. (formerly, Firstar Bank, N.A.) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(h)(1)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund
Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as
filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(a)	Amendment to Fund Administration Servicing Agreement between the Registrant and
U. S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective
Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29,
2003 (File No. 811-09447).

(h)(2)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services,
LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(a)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(b)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of April 12, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(c)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of July 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

2

(d)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of October 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No.
811-09447).
(e)	Addendum to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of October 17, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008 (File No. 333- 82865).

(h)(3)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services,
LLC (formerly, Firstar Mutual Fund Services, LLC) effective as of August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as
filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(a)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated as of January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No.
811-09447).

(j)(1)	Consent of Independent Registered Public Accounting Firm.

Not applicable.

(j)(2)	Powers of Attorney are incorporated herein by reference to Registrant’s Pre-Effective
Amendment No. 1 on Form N-1A as filed with the SEC via EDGAR on September 24, 1999 (File
No. 333-82865).

(k)	Initial balance sheet as of September 20, 1999 is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-1A as filed with the SEC via EDGAR on October 22, 1999 (File No. 333-82865).
(l)	Subscription Letter of Initial Shareholder dated September 20, 1999 is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-1A as filed with the SEC via EDGAR on October 22, 1999 (File No. 333-82865).

(m)(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated October 11, 2002, on behalf of the Jacob Internet Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as
filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(m)(2)	Amended and Restated Shareholder Servicing Agreement between the Registrant and Jacob Asset
Management of New York LLC dated October 17, 2003 is incorporated by reference to
Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003 (File No. 811-09447).

(m)(3)	Form of Distribution and Shareholder Service Plan pursuant to Rule 12b-1 under the Investment
Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and Jacob Wisdom Fund,

3

is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A as filed with the SEC via EDGAR on November 9, 2009 (File No. 333-82865).
(n)	Rule 18f-3 Plan.
Not Applicable.
(o)	Reserved.
Not applicable.
(p)	Amended Joint Code of Ethics of the Registrant and Jacob Asset Management of New York LLC, the Registrant’s investment adviser, is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008 (File No. 333-82865).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None. ITEM 25. INDEMNIFICATION

     In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant’s Articles of Incorporation provides as follows:

     “NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

     (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or

4

eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.”

     In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus. The Distributor also agrees to indemnify the Registrant, its officers and directors, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     The description of Jacob Asset Management of New York LLC (“Adviser”) under the caption “Management, Organization and Capital Structure” in the Prospectus and “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information of the Registration Statement is incorporated herein by reference.

     For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, reference is made to the Adviser’s Form ADV (File #801-56730) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 27. PRINCIPAL UNDERWRITER

     (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Registrant’s principal underwriter, will also act as principal underwriter for the following other investment companies:

Academy Fund Trust		Hotchkis and Wiley Funds
ActivePassive Funds		Huber Funds
AIP Alternative Strategies Funds		Intrepid Capital Management
Akre Funds		Jensen Portfolio
Akros Absolute Return Fund		Keystone Mutual Funds
Al Frank Funds		Kiewit Investment Fund L.L.L.P.
Allied Asset Advisors Funds		Kirr Marbach Partners Funds, Inc
Alpine Equity Trust		LKCM Funds

5

American Trust	Marketfield Fund
Appleton Group	Masters' Select Fund Trust
Artio Global Funds	Matrix Asset Advisors, Inc.
Ascentia Funds	McCarthy Fund
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund
Bridges Investment Fund, Inc.	Muhlenkamp (Wexford Trust)
Buffalo Funds	USA Mutuals Funds
CAN SLIM Select Growth Fund	Newgate Capital
Capital Advisors Funds	Nicholas Funds
Chase Funds	Osterweis Funds
Congress Fund	Perkins Capital Management
Cookson Peirce	Permanent Portfolio Funds
Counterpoint Select Fund	Phocas Financial Funds
Country Funds	PIA Funds
Davidson Funds	Portfolio 21
DSM Capital Funds	Primecap Odyssey Funds
Edgar Lomax Value Fund	Prospector Funds
Empiric Funds, Inc.	Purisima Funds
FIMCO Funds	Quaker Investment Trust
First American Funds, Inc.	Rainier Funds
First American Funds, Inc.	Rigel Capital, LLC
First Amer Investment Funds, Inc.	Rockland Small Cap Growth Fund
First Amer Strategy Funds, Inc.	Schooner Investment Group
Fort Pitt Capital Group, Inc.	Smead Value Fund
Fund X Funds	Snow Fund
Fusion Funds, LLC	Stephens Management Co.
Geneva Advisors All Cap Growth Fund	Structured Investment Fund
Gerstein Fisher Funds	Teberg Fund
Glenmede Fund, Inc.	Thompson Plumb (TIM)
Glenmede Portfolios	Thunderstorm Mutual Funds
Greenspring Fund	TIFF Investment Program, Inc.
Grubb & Ellis	Tygh Capital Management
Guinness Atkinson Funds	Villere Fund
Harding Loevner Funds	Windowpane Advisors, LLC
Hennessy Funds, Inc	Wisconsin Capital Funds, Inc.
Hennessy Mutual Funds, Inc.	Winslow Green Mutual Funds
Hodges Funds	WY Funds

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of Quasar
Distributors, LLC are as follows:

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with the Distributor	with the Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None

6

Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Portfolio during the last fiscal year by the principal underwriter who is not an affiliated person of the Portfolio.

	Net Underwriting	Compensation on
Name of Principal	Discounts and	Redemption and	Brokerage	Other
Underwriter	Commission	Repurchases	Commissions	Compensation
Quasar	None	None	None	None
Distributors, LLC

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Jacob Asset Management of New York LLC, 653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266, the Registrant’s Adviser; U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services LLC), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant’s transfer agent and dividend distributing agent; and at U.S. Bank, N.A. (formerly, Firstar Bank, N.A.), 615 East Michigan Street, Milwaukee Wisconsin 53202, the Registrant’s custodian.

ITEM 29. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

Not applicable.

7

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the 6th day of November, 2009.

Jacob Internet Fund Inc. /s/ Ryan I. Jacob Ryan I. Jacob President, Chief Executive Officer, Director and Chairman of the Board

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Ryan I. Jacob	President, Chief Executive	November 6, 2009
Ryan I. Jacob	Officer, Director and Chairman
of the Board

/s/ Francis J. Alexander	Vice President, Secretary and	November 6, 2009
Francis J. Alexander	Treasurer

/s/ William B. Fell	Director	November 6, 2009
William B. Fell

/s/ Christopher V. Hajinian	Director	November 6, 2009
Christopher V. Hajinian

/s/ Leonard S. Jacob	Director	November 6, 2009
Leonard S. Jacob

/s/ Jeffrey I. Schwarzschild	Director	November 5, 2009
Jeffrey I. Schwarzschild

8

EXHIBIT INDEX
EXHIBITS	EXHIBIT NO.
Form of Investment Advisory Agreement	EX-99.d.2
Form of Fee Waiver Agreement	EX-99.d.2.a
Form of Fee Waiver Agreement	EX-99.d.2.b
Form of Amended Exhibit A to Distribution Agreement	EX-99.e.1.a
Form of Distribution and Shareholder Service Plan	EX-99.m.3

9